SEMI-ANNUAL REPORT JUNE 30, 2001 (UNAUDITED)

JPMORGAN SERIES TRUST II
PORTFOLIOS

BOND PORTFOLIO

U.S. DISCIPLINED EQUITY PORTFOLIO

SMALL COMPANY PORTFOLIO

INTERNATIONAL OPPORTUNITIES PORTFOLIO





                                                       [JPMORGAN FLEMING LOGO]
                                                        JPMORGAN FLEMING
                                                        ASSET MANAGEMENT

CONTENTS

Letter to the Shareholders                          1

J.P. Morgan Bond Portfolio
Fund Commentary                                     3

J.P. Morgan U.S. Disciplined Equity Portfolio
Fund Commentary                                     5

J.P. Morgan Small Company Portfolio Fund
Commentary                                          8

J.P. Morgan International Opportunities Portfolio
Fund Commentary                                    11

Portfolios of Investments                          15

Financial Statements                               43

Notes to Financial Statements                      46

HIGHLIGHTS


- The Federal Reserve Board surprised nearly everyone by initiating the first of six interest rate cuts that would take place during this reporting period.

- As the second quarter came to an end, another pattern continued to dominate the news, that being a string of corporate pre-announcements of earnings shortfalls.

- For the most part, the equity market shrugged off the effects and kept drifting upward.


               NOT FDIC INSURED May lose value / No bank guarantee
      JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

                       JPMorgan SERIES TRUST II PORTFOLIOS

LETTER TO THE SHAREHOLDERS
                                                                  August 6, 2001

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan Series Trust II Portfolios for the six months ended June 30, 2001.

A BUMPY ROAD...
The last two New Year's Days haven't exactly been the most propitious for investors.

Two years ago, for example, we looked on anxiously as the clock ticked down to midnight and Y2K. Would everything electronic suddenly go awry, as some fear mongers suggested? As it turned out: no. But, between the time that the second hand hit 12 and the day later in January when we felt reasonably safe, our hearts beat just a little faster.

Then, there was last year's end. The U.S. stock market, especially the NASDAQ component, and many others internationally had taken their first tumbles in a good long while, courtesy of comparatively high interest rates and a significant slowing of the world-leading U.S. economy. Before the gloom could really set in, however, the Federal Reserve Board surprised nearly everyone by initiating the first of six interest rate cuts that would take place during this reporting period.

The stock market rallied on such news...then fizzled...then rallied...then fizzled, as the Federal Reserve Board sought to reverse our economy's decline. This became the pattern, such as there was one, over the first six months of this year, a period of pronounced stock market volatility in which whole sectors were raised or crushed with alarming rapidity. What would the Fed do next? Which corporation would pre-announce earnings shortfalls? These questions and their ilk dominated the thoughts of large and small investor alike.

As the half came to an end, however, the mood began to lighten. Congress passed a significant, long-term tax cut that will almost immediately benefit most Americans. Preliminary evidence emerged that the economy might finally be responding to the Fed's restorative efforts. Investors who had fled the market began to creep back in.

OR A SUPER HIGHWAY?
As the second quarter came to an end, another pattern continued to dominate the news, that being a string of corporate pre-announcements of earnings shortfalls. Yet, for the most part, the equity market shrugged off the effects and kept drifting upward.

Most likely, investors will be tested once again at the end of the third quarter, as corporations complete most of their collective house cleaning and get ready for a new cycle of economic growth to begin. At present, and barring some major domestic or international event that would turn the tide, however, we would expect moderate economic growth to get underway sometime in this year's fourth quarter.

AS OF JUNE 30, 2001 (UNAUDITED)

If so, the long suffering economies of our trading partners and their trading partners will mend, leading to a resumption of global growth. Perhaps, after all, this coming New Year's Day will be one that everyone, everywhere, can truly celebrate.

In the meantime, there remains much work to do. Which companies are best positioned domestically and internationally to take advantage of the coming cycle of growth? What makes them so? You'll find some of the answers in the following comments from our domestic and international portfolio managers.

Sincerely,

/s/ George Gatch

George Gatch
Managing Director

                          J.P. Morgan BOND PORTFOLIO
                                      AS OF JUNE 30, 2001 (UNAUDITED)

HOW THE PORTFOLIO PERFORMED
JPMorgan Bond Portfolio, which seeks to provide a steady stream of current income consistent with moderate risk of capital and maintenance of liquidity, had a total return of 2.68% for the six months ended June 30, 2001. This compares to the 3.10% return from the Lipper Variable Corporate Debt A-Rated Average.

HOW THE PORTFOLIO WAS MANAGED
The fixed income markets were buffeted by the Federal Reserve Board's continued easing of monetary policy, larger than expected tax cuts, and the drop in capital spending. The U.S. economy struggled, under pressure from lower corporate profits, rising labor and energy costs, and higher debt burdens. One bright spot was consumer confidence, which became more favorable toward the end of the period despite a weakening employment picture. The Federal Reserve cut interest rates a total of 2.75 percent between January 1 and June 30, causing the Treasury yield curve to steepen significantly.

The management team maintained a long duration position, expecting interests rates to drift lower as the economic slowdown broadened. As the U.S. economy moderated in the face of Fed easing, a $60 billion tax cut, and resilient consumer confidence, they scaled back to a neutral position. They maintained a significant overweight in the corporate sector, which continued to outperform despite the record-breaking number of new issues, but toward the end of the period, they moved to a less aggressive overweight position. The management team also overweighted commercial mortgage-backed and asset-backed securities because of their strong relative value and good yields. In the residential mortgage sector, they adopted a roughly neutral position as the supply of these issues declined and the refinancing wave tapered off.

LOOKING AHEAD
The management team believes the U.S. economy will begin to recover during the second half of 2001. However, with continued weakness in economic data - particularly in capital spending and industrial activity - they expect credit sector yield spreads to narrow as investors explore undervalued opportunities. As the markets begin to anticipate a "renormalization" of Fed policy, they believe interest rates will move higher and the yield curve will flatten. In this environment, the management team plans to remain overweight in the credit sectors while looking for tactical opportunities to move to a shorter duration posture.

AVERAGE ANNUAL TOTAL RETURNS
                                                SINCE
                                              INCEPTION
                      1 YEAR      5 YEARS      (1/3/95)
                      ------      -------     ---------
                      10.27%        6.78%         7.33%


LIFE OF FUND PERFORMANCE (1/3/95 TO 6/30/01)

[CHART]

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/3/95.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The Salomon Smith Barney Broad Investment Grade Bond Index is an unmanaged, market weighted index that contains approximately 4,700 individually priced investment grade bonds. The Lipper Variable Corporate Debt A-Rated Average describes the average total return for all the funds in the indicated Lipper category, as defined by Lipper Inc.. Investors cannot invest directly in an index.

J.P. MORGAN U.S. DISCIPLINED EQUITY PORTFOLIO
            AS OF JUNE 30, 2001 (UNAUDITED)

HOW THE PORTFOLIO PERFORMED

J.P. Morgan U.S. Disciplined Equity Portfolio, which seeks to provide a consistently high total return from a broadly diversified portfolio of U.S. stocks, fell 5.34% for the six months ended June 30, 2001. This compares with a loss of 6.70% for the S&P 500 Index, the Portfolio's benchmark.

HOW THE PORTFOLIO WAS MANAGED

U.S. equities were both pummeled and, to a much lesser degree, pampered over the past six months, as investors sought safety and acceptable returns in the face of a nearly continuous stream of corporate profit warnings and a major slowdown in the U.S. economy.

By far, the most positive news to come out of the period was the Federal Reserve Board's aggressive moves to cut interest rates, which it did six consecutive times for a total of 275 basis points. Following close behind was Congressional passage of legislation that allows for a significant, long-term tax cut and an immediate tax rebate. Even so, investors were not overly impressed by these developments, and rallies associated with them were unusually short lived.

Despite sometimes-extreme market instability, the Portfolio's sector-neutral strategy strongly outperformed the market at large. Well-targeted stock selection added value in 13 out of 18 sectors, led by energy, consumer cyclicals and capital markets. By contrast, stock selection proved to be disappointing in the software & services, network technology and telecommunications sectors, which suffered collectively from generally lackluster performance and a widespread lack of guidance from management on what the future would hold in store.

Positions that helped performance the most included overweights, relative to our benchmark, in Philip Morris (+18%) and underweights in Enron Corporation (-20%) and Wells Fargo (-16%). Positions that detracted from performance included overweights in Level 3 Communications (-82%) and BEA Systems (-54%), and an underweight in Microsoft (+68%).

LOOKING AHEAD

It appears that the U.S. economy may be close to bottoming out, with the consensus opinion calling for a resumption in moderate growth sometime during the fourth quarter of this year. In the meantime, however, it is likely that the third quarter will see even more earnings downgrades, as troubled corporations seek to clear their books of negative news and set the stage for future, favorable comparisons when their earnings improve. Fair market or foul, the Portfolio's sector-neutral stock picking strategy has been able to outperform its benchmark over the years by focusing on a company's underlying strength and long-term potential, rather than its quarter-to-quarter earnings. This approach does particularly well when investors do the same, as they may and likely will do when the economy heads back the other direction and news about earnings does as well.

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                                             20.4%
Financial                                              18.4%
Consumer Cyclicals                                     17.6%
Health Care                                            12.2%
Utilities                                               8.6%
Industrial Cyclical                                     7.4%
Energy                                                  7.3%
Consumer Staples                                        3.1%
Basic Materials                                         2.5%
U.S. Government Agency Security                         1.1%
Transportation                                          1.0%
Software & Services                                     0.2%
U.S. Treasury Security                                  0.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. GENERAL ELECTRIC CO. (4.1%) Develops, manufactures and markets products for the generation, distribution and utilization of electricity. Through General Electric Capital Services, Inc., offers a variety of financial services including mutual fund management, financing, asset management and insurance. It also owns the National Broadcasting Company.

2. MICROSOFT CORP. (3.6%) Develops, manufactures, licenses, sells and supports software products.

3. CITIGROUP, INC. (3.4%) A diversified financial services holding company that provides investment banking, retail brokerage, corporate banking and cash management products and services around the world.

4. EXXON MOBIL CORP. (2.7%) Operates petroleum and petrochemicals businesses on a worldwide basis. Operations include exploration and production of oil and gas, electric power generation and coal and minerals operations.

5. PFIZER, INC. (2.3%) A research-based, global pharmaceutical company that discovers, develops, manufactures and markets medicines for humans and animals. Its products include prescription pharmaceuticals, non-prescription self-medications and animal health products.

6. AOL TIME WARNER, INC. (2.2%) Is a global company delivering entertainment, news and Internet brands across converging media platforms. The Company conducts operations in cable systems, interactive services, publishing, music, cable networks and filmed entertainment.

7. PHILIP MORRIS COMPANIES, INC. (2.1%) Through its subsidiaries, the Company provides a complete range of manufacturing and selling of a variety of consumer products. It also provides tobacco products, as well as packaged foods such as cheese, processed meat products, coffee, and grocery products.

8. INTERNATIONAL BUSINESS MACHINES CORP. (2.0%) Provides technologies, systems, products, services, software and financing. The Company offers its products through its global sales and distribution organization, as well as through a variety of third party distributors and resellers.

9. INTEL CORP. (1.9%) Designs, manufactures and sells computer components and related products. Major products include microprocessors, chipsets, embedded processors and microcontrollers, flash memory products, graphics products, network and communication products, systems management software, conferencing products and digital imaging products.

10. TYCO INTERNATIONAL LTD (BERMUDA) (1.8%) A diversified manufacturing and service company with operations around the world. The Company manufactures, services and installs electrical and electronic components, undersea telecommunications systems and fire protection and security systems. The Company also manufactures flow control valves, healthcare and specialty products and plastics.

Top 10 equity holdings comprised 26.1% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS

                                                               SINCE
                                                              INCEPTION
                                    1 YEAR       5 YEARS      (1/3/95)
                                    -------      -------      ---------
                                     -14.54%       11.75%        15.48%

LIFE OF FUND PERFORMANCE (1/3/95 TO 6/30/01)

                               J.P. MORGAN                          LIPPER VARIABLE ANNUITY
                            U.S. DISCIPLINED                           GROWTH AND INCOME
                            EQUITY PORTFOLIO    S&P 500 INDEX            FUNDS AVERAGE
                            ----------------    -------------       -----------------------
                  12/94          $10,000           $10,000                  $10,000
                   1/95          $10,210           $10,259                  $10,148
                   2/95          $10,650           $10,659                  $10,520
                   3/95          $11,040           $10,974                  $10,787
                   4/95          $11,290           $11,297                  $11,039
                   5/95          $11,720           $11,748                  $11,396
                   6/95          $11,940           $12,021                  $11,646
                   7/95          $12,370           $12,420                  $12,045
                   8/95          $12,420           $12,451                  $12,157
                   9/95          $12,780           $12,977                  $12,542
                  10/95          $12,440           $12,930                  $12,390
                  11/95          $13,160           $13,498                  $12,964
                  12/95          $13,378           $13,758                  $13,175
                   1/96          $13,738           $14,226                  $13,536
                   2/96          $14,035           $14,358                  $13,732
                   3/96          $14,318           $14,496                  $13,918
                   4/96          $14,609           $14,710                  $14,163
                   5/96          $14,792           $15,089                  $14,438
                   6/96          $14,620           $15,147                  $14,399
                   7/96          $13,845           $14,478                  $13,784
                   8/96          $14,361           $14,783                  $14,178
                   9/96          $15,018           $15,615                  $14,819
                  10/96          $15,233           $16,046                  $15,115
                  11/96          $16,502           $17,258                  $16,084
                  12/96          $16,223           $16,917                  $15,934
                   1/97          $17,148           $17,974                  $16,626
                   2/97          $17,219           $18,114                  $16,741
                   3/97          $16,653           $17,370                  $16,157
                   4/97          $17,336           $18,407                  $16,745
                   5/97          $18,461           $19,528                  $17,764
                   6/97          $19,024           $20,403                  $18,443
                   7/97          $20,664           $22,026                  $19,765
                   8/97          $19,922           $20,792                  $19,127
                   9/97          $20,784           $21,931                  $20,085
                  10/97          $19,910           $21,198                  $19,400
                  11/97          $20,377           $22,180                  $19,912
                  12/97          $20,685           $22,561                  $20,243
                   1/98          $20,815           $22,810                  $20,281
                   2/98          $22,302           $24,455                  $21,661
                   3/98          $23,197           $25,707                  $22,661
                   4/98          $23,632           $25,966                  $22,824
                   5/98          $23,471           $25,520                  $22,375
                   6/98          $23,734           $26,556                  $22,731
                   7/98          $23,209           $26,273                  $22,142
                   8/98          $19,620           $22,475                  $18,980
                   9/98          $21,123           $23,915                  $19,995
                  10/98          $22,654           $25,860                  $21,471
                  11/98          $24,332           $27,427                  $22,553
                  12/98          $25,501           $29,008                  $23,546
                   1/99          $26,194           $30,221                  $23,974
                   2/99          $25,147           $29,281                  $23,260
                   3/99          $26,242           $30,453                  $24,060
                   4/99          $27,713           $31,632                  $25,568
                   5/99          $27,371           $30,886                  $25,277
                   6/99          $29,032           $32,600                  $26,326
                   7/99          $28,039           $31,582                  $25,583
                   8/99          $27,892           $31,424                  $25,092
                   9/99          $27,078           $30,563                  $24,264
                  10/99          $28,511           $32,497                  $25,252
                  11/99          $28,967           $33,157                  $25,570
                  12/99          $30,230           $35,110                  $26,600
                   1/00          $28,627           $33,346                  $25,449
                   2/00          $28,000           $32,715                  $24,845
                   3/00          $30,840           $35,916                  $27,087
                   4/00          $29,787           $34,835                  $26,642
                   5/00          $29,086           $34,120                  $26,493
                   6/00          $29,805           $34,961                  $26,363
                   7/00          $29,373           $34,415                  $26,253
                   8/00          $31,172           $36,552                  $28,004
                   9/00          $29,211           $34,623                  $27,180
                  10/00          $29,158           $34,476                  $27,534
                  11/00          $26,675           $31,758                  $25,873
                  12/00          $26,911           $31,913                  $26,937
                   1/01          $28,049           $33,046                  $27,607
                   2/01          $25,412           $30,033                  $26,097
                   3/01          $23,768           $28,130                  $24,764
                   4/01          $25,780           $30,316                  $26,505
                   5/01          $26,069           $30,519                  $26,849
                   6/01          $25,473           $29,776                  $26,242

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/3/95.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Variable Annuity Growth and Income Funds Average describes the average total return for all the funds in the indicated Lipper category, as defined by Lipper Inc.. Investors cannot invest directly in an index.

HOW THE PORTFOLIO PERFORMED

J.P. Morgan Small Company Portfolio, which seeks to provide long-term growth of capital from a portfolio of small-company stocks, fell 1.21% during the six months ended June 30, 2001. This compares with a return of 6.94% from the Russell 2000 Index, the Portfolio's benchmark.

HOW THE PORTFOLIO WAS MANAGED

Jittery investors in search of stability served instead to destabilize the U.S. equity market over much of this reporting period, sending it sharply up or down, depending on how the news was perceived to impact the company's near term performance.

The Federal Reserve Board helped to supply the former, as it cut interest rates six times, for a total of 275 basis points, to end the period at 3.75%. Also serving up some good news was the U.S. Congress, which passed legislation that will provide for a tax rebate later this year and a fairly substantial tax cut for most Americans over the next 10 years.

Rallies tied to these developments and others were unusually brief, however, as investors continued to focus on numerous corporate earnings warnings and a U.S. economy that grew by only 1.3% during the first quarter of this year. Investors expressed their dissatisfaction with both by selling equities, the net result of which was that most major market indices posted negative returns for the six-month period just ended.

Of particular import to this Portfolio, is the fact that investors exhibited a marked preference for value stocks over their growth stock alternatives during this period. In several cases, this led to lower quality companies with current earnings being favored over companies with substantial long-term earnings potential, but with little-to-no current earnings. The Portfolio, which tends to invest in the latter group, suffered from this shift in investor sentiment.

From a sector-specific standpoint, the Portfolio benefited most from investments in the finance, retail and capital markets sectors. In contrast, investments in the healthcare services and systems, pharmaceuticals and services sectors detracted the most from performance.

LOOKING AHEAD

It is likely that U.S. companies will continue to report disappointing earnings as long as the outlook for capital spending and economic recovery remains uncertain. As a result, stock market volatility that we have experienced over the past year is likely to remain a factor.

By the fourth quarter of this year, however, the economy should begin to pick up steam as it moves into the beginning stages of its next growth cycle. When this occurs, we would expect to see more positive earnings comparisons and, it is hoped, an eventual return to the historical mean between the performance of growth and value stocks.

We see this as a buyer's market for long-term investors, such as ourselves. There are many high quality growth companies that are currently available at attractive prices. When the economy turns around and capital spending revives, companies like these will be among the first to benefit, and we plan on being with them when they do.

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                                     19.5%
Consumer Cyclicals                             12.3%
Financial                                      11.9%
Health Care                                    11.4%
Real Estate                                    10.4%
Basic Materials                                 9.7%
U.S. Government Agency Security                 9.0%
Utilities                                       5.3%
Transportation                                  4.2%
Industrial Cyclical                             3.2%
Energy                                          2.8%
Consumer Staples                                0.3%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. CHARLES RIVER LABORATORIES INTERNATIONAL, INC. (1.4%) Provides research tools and support services that enable drug discovery and development. The Company provides the animal research models required in research and development for new drugs, devices and therapies. Charles River's customers include pharmaceutical and biotechnology companies, hospitals and academic institutions.

2. HELLER FINANCIAL, INC. (1.2%) Provides an array of commercial financial products and services. The Company provides U.S.-based clients with cash flow financing, real estate financing, factoring and working capital loans , equipment financing and leasing, asset-based finance and equity investments.

3. GATX CORP. (1.2%) A full-service lessor of rail tank and freight cars. The Company also operates tank terminals, contracts warehouses, provides shipping services and leases commercial aircraft. GATX offers financial services focused on owning or managing transportation and distribution assets.

4. SKYWEST, INC. (1.1%) Operates a regional airline that provides passenger and freight service in the United States. The Company operates as a Delta Connection in certain markets and as United Express in certain other markets. SkyWest also provides car rental services through a fleet of Avis vehicles located at several airports.

5. COUSINS PROPERTIES, INC. (1.0%) A real estate investment trust that derives its revenues from the acquisition, financing, development, management and leasing of commercial properties.

6. PRECISE SOFTWARE SOLUTIONS, LTD (ISRAEL) (1.0%) Provides information technology infrastructure performance management software to customers. The Company's software assists in detecting performance slowdowns, isolating the root cause, determining the impact on an organization's business and suggesting remedial action before users are impacted.

7. ESPEED, INC. (1.0%) Operates interactive electronic marketplaces that enable the trading of securities and other products in real-time. The Company's marketplaces are used by financial institutions and wholesale market participants to trade in a variety of global fixed income securities, futures, options and other financial instruments.

8. HOOPER HOLMES, INC. (1.0%) Provides medical and other underwriting information on insurance policy applicants to the life and health insurance industry.

9. CENTERPOINT PROPERTIES CORP. (1.0%) A real estate investment trust (REIT). The Company manages, invests, develops and redevelops warehouse and industrial facilities in the Chicago regional market.

10. CLECO CORP. (0.9%) Generates, transmits, distributes, and sells electric energy to customers in Louisiana. The Company, through a subsidiary, also markets energy and energy management services, as well as is involved in energy asset development opportunities in the southeastern region of the United States.

Top 10 equity holdings comprised 10.8% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS

                                                               SINCE
                                                              INCEPTION
                                    1 YEAR       5 YEAR       (1/3/95)
                                    ------       ------       ---------
                                      10.79%        9.90%        14.20%

LIFE OF FUND PERFORMANCE (1/3/95 TO 6/30/01)

                         J.P. MORGAN                             LIPPER VARIABLE ANNUITY
                        SMALL COMPANY                                 SMALL COMPANY
                          PORTFOLIO        RUSSELL 2000 INDEX         FUNDS AVERAGE
                        -------------      ------------------    -----------------------
          12/94            $10,000              $10,000                  $10,000
           1/95            $10,010               $9,874                   $9,869
           2/95            $10,440              $10,285                  $10,232
           3/95            $10,750              $10,461                  $10,480
           4/95            $10,990              $10,693                  $10,650
           5/95            $11,150              $10,877                  $10,789
           6/95            $11,760              $11,442                  $11,356
           7/95            $12,390              $12,101                  $12,108
           8/95            $12,650              $12,351                  $12,335
           9/95            $12,850              $12,572                  $12,583
          10/95            $12,410              $12,009                  $12,178
          11/95            $13,030              $12,514                  $12,621
          12/95            $13,287              $12,844                  $12,808
           1/96            $13,377              $12,830                  $12,781
           2/96            $13,939              $13,230                  $13,479
           3/96            $14,159              $13,499                  $13,696
           4/96            $14,917              $14,221                  $14,675
           5/96            $15,476              $14,782                  $15,282
           6/96            $14,777              $14,175                  $14,728
           7/96            $13,728              $12,937                  $13,566
           8/96            $14,334              $13,688                  $14,390
           9/96            $14,917              $14,223                  $15,139
          10/96            $15,010              $14,003                  $14,819
          11/96            $15,465              $14,580                  $15,239
          12/96            $16,183              $14,963                  $15,466
           1/97            $16,428              $15,262                  $15,812
           2/97            $15,963              $14,891                  $15,210
           3/97            $15,089              $14,189                  $14,477
           4/97            $14,789              $14,228                  $14,419
           5/97            $16,535              $15,811                  $16,009
           6/97            $17,395              $16,489                  $16,766
           7/97            $18,486              $17,256                  $17,787
           8/97            $18,923              $17,651                  $18,049
           9/97            $20,151              $18,943                  $19,354
          10/97            $19,523              $18,111                  $18,485
          11/97            $19,482              $17,993                  $18,268
          12/97            $19,824              $18,308                  $18,448
           1/98            $19,294              $18,019                  $18,167
           2/98            $21,248              $19,352                  $19,600
           3/98            $22,383              $20,150                  $20,547
           4/98            $22,193              $20,261                  $20,673
           5/98            $21,009              $19,170                  $19,569
           6/98            $20,793              $19,210                  $19,762
           7/98            $18,963              $17,655                  $18,389
           8/98            $15,211              $14,227                  $14,742
           9/98            $16,287              $15,340                  $15,612
          10/98            $16,718              $15,966                  $16,316
          11/98            $17,518              $16,802                  $17,387
          12/98            $18,729              $17,842                  $18,718
           1/99            $18,713              $18,079                  $18,878
           2/99            $17,245              $16,615                  $17,396
           3/99            $17,876              $16,874                  $17,865
           4/99            $18,777              $18,386                  $19,007
           5/99            $18,508              $18,655                  $19,317
           6/99            $19,883              $19,499                  $20,644
           7/99            $19,820              $18,964                  $20,516
           8/99            $19,535              $18,262                  $20,023
           9/99            $20,120              $18,266                  $20,186
          10/99            $21,005              $18,340                  $20,743
          11/99            $23,661              $19,435                  $22,539
          12/99            $27,043              $21,635                  $25,514
           1/00            $26,898              $21,287                  $24,971
           2/00            $31,570              $24,803                  $29,111
           3/00            $28,854              $23,167                  $28,482
           4/00            $24,776              $21,773                  $26,346
           5/00            $23,011              $20,504                  $24,839
           6/00            $26,558              $22,292                  $27,623
           7/00            $25,242              $21,575                  $26,499
           8/00            $27,940              $23,221                  $29,096
           9/00            $27,207              $22,538                  $28,212
          10/00            $25,309              $21,532                  $26,931
          11/00            $21,579              $19,322                  $23,562
          12/00            $23,982              $20,981                  $25,769
           1/01            $24,366              $22,073                  $26,872
           2/01            $21,931              $20,625                  $24,384
           3/01            $20,396              $19,616                  $22,594
           4/01            $22,474              $21,151                  $24,894
           5/01            $23,292              $21,671                  $25,537
           6/01            $23,692              $22,438                  $26,093

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/3/95.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The Russell 2000 Index is an unmanaged index used to measure the average stock performance of U.S. small cap stocks. The Lipper Variable Annuity Small Company Funds Average describes the average total return for all the funds in the indicated Lipper category, as defined by Lipper Inc.. Investors cannot invest directly in an index.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
AS OF JUNE 30, 2001 (UNAUDITED)

HOW THE PORTFOLIO PERFORMED
J.P. Morgan International Opportunities Portfolio, which seeks to provide long-term capital appreciation from a portfolio of foreign companies located in developed and emerging markets, fell 12.58% during the six months ended June 30, 2001. This compares with a loss of 13.21% for the Morgan Stanley Capital International All Country World (ex-U.S.) Index, the Portfolio's benchmark.

HOW THE PORTFOLIO WAS MANAGED
Global equity markets were negatively impacted by a number of developments over this reporting period, not the least of which was pronounced weakness in the world-leading U.S. economy, and the continuation of the sell-off in the technology and telecommunications sectors that began last year.

The Euro, which bounced back late last year from overly negative European sentiment, gave back most of its gains as investors grew wary of rising inflation, a slowing economy and an uncertain monetary policy. In Japan, the already weak yen weakened further, as it appeared that the nation's economy was sliding into recession with little real hope of a near-term turnaround.

In a major effort to revive a U.S. economy that has been stunned by numerous corporate profit warnings, the Federal Reserve Board cut interest rates six times, by 275 basis points, during the first six months of 2001. Most other nations followed suit to one degree or another. Even the European Central Bank, long a holdout, eased rates by 25 basis points in May. Elsewhere, in Japan, a reformist Prime Minister was elected with the hope that he would enact much needed structural economic reforms, and the Bank of Japan returned to what is essentially a zero interest rate policy in an effort to stimulate the beleaguered domestic economy.

Within the Portfolio, performance was driven most by effective stock selection. Stocks in Japan that added value included Tostem, a Japanese building company whose stock has appreciated handsomely this year, and Ricoh, a technology company that has impressed us with its consistently strong growth in sales and earnings. Beyond this, the Portfolio benefited from investments in Lukoil, a Russian oil company that continues to prosper on the back of high oil prices, and Hyundai, a Korean automotive company that has been achieving record sales in the U.S.

Notable detractors from performance included Zurich Financial Services, which fell on news of an earnings surprise and an increase in loss reserves, and Vodafone, a high quality telecommunications company that was caught in the aforementioned global de-rating of its industry sector.

LOOKING AHEAD
At this point, it is beginning to look like the U.S. economy is bottoming out and may soon regain some steam, perhaps as early as the fourth quarter of this year. If so, the global economy will surely benefit.

From a regional perspective, we find more opportunities in the U.K. than in an anemic Continental Europe. The U.K. is more likely to benefit from additional rate cuts expected during the third quarter. We are also closely monitoring developments in Japan, where the market may receive a boost if investors see signs of positive action on the reform front, or any of a number of developments that might bode well for the future of that country's business community.

As always, the Portfolio remains broadly sector neutral, and we continue to look for the most attractive stocks within each sector in markets outside of the U.S.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United Kingdom              22.3%
Japan                       17.8%
Switzerland                  7.8%
France                       6.1%
Other                        6.0%
United States                6.0%
Spain                        6.0%
Australia                    5.9%
Netherlands                  3.7%
Hong Kong                    3.4%
Sweden                       3.2%
Germany                      3.1%
South Korea                  2.4%
Denmark                      2.1%
Russia                       1.5%
Belgium                      1.5%
India                        1.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1. TOTAL FINA ELF SA (3.0%) Explores for, produces, refines, transports and markets oil and natural gas. The Company also operates a chemical division, which produces rubber, paint, ink, adhesives and resins.

2. VODAFONE GROUP PLC (2.8%) Provides mobile telecommunications services. It supplies customers with digital and analog cellular telephone, paging and mobile data and Internet services.

3. HONG KONG ELECTRIC HOLDINGS (2.4%) Generates and supplies electricity and provides engineering consultancy and project management services.

4. NOVO-NORDISK A/S, CLASS B (2.1%) The Company develops, produces and markets pharmaceutical preparations such as insulin and diabetes care products, hormone preparations, and industrial enzymes. Novo Nordisk markets its products worldwide.

5. GLAXOSMITHKLINE PLC (2.1%) A research-based pharmaceutical group that develops, manufactures and markets vaccines, prescription and over-the-counter medicines, as well as health-related consumer products. The Group, which also provides laboratory testing and disease management services, specializes in treatments for respiratory, central nervous system, gastro-intestinal and genetic disorders.

6. COMMONWEALTH BANK OF AUSTRALIA (2.0%) Provides banking, life insurance and related services for individuals, small businesses and medium sized commercial enterprises. The Bank provides corporate and general banking, international financing, institutional banking and stockbroking and funds management such as superannuation products, unit trusts and financial planning.

7. REUTERS GROUP PLC (2.0%) An international news and information organization. The Company provides economic and financial information to the business community, in addition to supplying various news services.

8. NESTLE SA (1.9%) Processes food. The Company's subsidiaries produce and sell beverages, milk products, culinary products, frozen food, chocolate, ready-to-eat dishes, refrigerated products, food service products, pet food, pharmaceuticals and cosmetics.

9. ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (1.8%) Operates a multinational insurance group, which writes all major classes of general and life insurance, in addition to offering a range of personal financial services. Orion Capital, a subsidiary in the USA, handles workmen's compensation, non-standard personal auto and specialty insurance.

10. COMPAGNIE FINANCIERE RICHEMONT AG (1.8%) A holding company. The Company provides financial and operational control over companies operating primarily in the fields of luxury goods such as jewelry, watches, leather goods, writing instruments and menswear. Richemont also holds investments in companies that are active in the tobacco and direct retailing sectors

Top 10 equity holdings comprised 21.9% of the Portfolio's market value of investments. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS
                                                                Since
                                                              Inception
                                    1 Year       5 Years      (1/3/95)
                                    -23.42%        3.30%        5.45%

LIFE OF FUND PERFORMANCE (1/3/95 TO 6/30/01)


   J.P. MORGAN               MSCI ALL       MSCI ALL COUNTRY                  LIPPER VARIABLE ANNUITY
   INTERNATIONAL           COUNTRY WORLD       WORLD FREE     MSCI EAFE         INTERNATIONAL FUNDS
OPPORTUNITIES PORTFOLIO   (EX-U.S.) INDEX   (EX-U.S.) INDEX     INDEX                 AVERAGE
12/94     $10,000             $10,000          $10,000          $10,000                $10,000
 1/95      $9,850              $9,517           $9,546           $9,616                 $9,585
 2/95      $9,640              $9,465           $9,494           $9,588                 $9,628
 3/95     $10,160              $9,992          $10,031          $10,186                 $9,905
 4/95     $10,430             $10,348          $10,422          $10,569                $10,256
 5/95     $10,320             $10,292          $10,376          $10,443                $10,384
 6/95     $10,230             $10,149          $10,233          $10,260                $10,431
 7/95     $10,910             $10,702          $10,813          $10,899                $10,981
 8/95     $10,580             $10,321          $10,438          $10,483                $10,791
 9/95     $10,750             $10,512          $10,616          $10,688                $10,990
10/95     $10,600             $10,232          $10,333          $10,401                $10,796
11/95     $10,800             $10,447          $10,576          $10,690                $10,906
12/95     $11,236             $10,853          $10,994          $11,121                $11,226
 1/96     $11,381             $10,974          $11,145          $11,166                $11,493
 2/96     $11,443             $10,976          $11,145          $11,204                $11,596
 3/96     $11,599             $11,190          $11,353          $11,442                $11,804
 4/96     $11,868             $11,587          $11,697          $11,775                $12,190
 5/96     $11,847             $11,394          $11,521          $11,558                $12,207
 6/96     $12,002             $11,461          $11,580          $11,623                $12,290
 7/96     $11,630             $11,068          $11,195          $11,283                $11,867
 8/96     $11,743             $11,131          $11,261          $11,308                $12,051
 9/96     $12,054             $11,405          $11,541          $11,609                $12,281
10/96     $12,157             $11,287          $11,425          $11,490                $12,241
11/96     $12,654             $11,716          $11,865          $11,947                $12,761
12/96     $12,715             $11,574          $11,728          $11,793                $12,839
 1/97     $12,520             $11,371          $11,513          $11,381                $12,817
 2/97     $12,693             $11,585          $11,724          $11,567                $13,009
 3/97     $12,822             $11,565          $11,699          $11,609                $13,032
 4/97     $12,932             $11,670          $11,798          $11,670                $13,051
 5/97     $13,417             $12,375          $12,526          $12,430                $13,796
 6/97     $14,034             $13,065          $13,218          $13,115                $14,407
 7/97     $14,486             $13,333          $13,485          $13,327                $14,821
 8/97     $13,527             $12,314          $12,424          $12,332                $13,773
 9/97     $14,376             $12,936          $13,096          $13,023                $14,632
10/97     $13,152             $11,799          $11,981          $12,022                $13,568
11/97     $13,097             $11,648          $11,831          $11,899                $13,469
12/97     $13,406             $11,773          $11,968          $12,003                $13,566
 1/98     $13,608             $12,122          $12,326          $12,552                $13,866
 2/98     $14,354             $12,947          $13,148          $13,357                $14,784
 3/98     $14,936             $13,384          $13,602          $13,769                $15,544
 4/98     $15,153             $13,467          $13,700          $13,878                $15,793
 5/98     $14,780             $13,206          $13,451          $13,810                $15,850
 6/98     $14,540             $13,147          $13,401          $13,915                $15,769
 7/98     $14,660             $13,274          $13,528          $14,056                $15,971
 8/98     $12,197             $11,396          $11,620          $12,314                $13,735
 9/98     $11,598             $11,162          $11,375          $11,937                $13,203
10/98     $13,022             $12,331          $12,566          $13,181                $14,175
11/98     $13,715             $12,991          $13,242          $13,857                $14,902
12/98     $14,040             $13,431          $13,698          $14,403                $15,386
 1/99     $14,240             $13,417          $13,683          $14,361                $15,600
 2/99     $13,813             $13,132          $13,377          $14,018                $15,202
 3/99     $14,587             $13,780          $14,023          $14,604                $15,759
 4/99     $15,289             $14,485          $14,724          $15,195                $16,484
 5/99     $14,847             $13,828          $14,032          $14,413                $15,826
 6/99     $15,664             $14,497          $14,677          $14,975                $16,651
 7/99     $16,080             $14,806          $15,022          $15,420                $17,123
 8/99     $16,241             $14,891          $15,074          $15,476                $17,257
 9/99     $16,308             $14,970          $15,176          $15,632                $17,343
10/99     $16,736             $15,535          $15,741          $16,217                $17,975
11/99     $17,540             $16,150          $16,370          $16,781                $19,465
12/99     $19,187             $17,701          $17,931          $18,287                $21,876
 1/00     $18,035             $16,802          $16,958          $17,125                $20,794
 2/00     $18,673             $17,252          $17,416          $17,586                $22,316
 3/00     $18,771             $17,895          $18,072          $18,268                $22,472
 4/00     $17,960             $16,880          $17,063          $17,306                $21,002
 5/00     $17,585             $16,464          $16,627          $16,884                $20,282
 6/00     $18,433             $17,157          $17,335          $17,544                $21,180
 7/00     $17,877             $16,482          $16,650          $16,808                $20,469
 8/00     $18,169             $16,681          $16,856          $16,954                $20,835
 9/00     $17,126             $15,744          $15,921          $16,129                $19,652
10/00     $16,430             $15,231          $15,415          $15,748                $18,921
11/00     $15,651             $14,547          $14,724          $15,157                $18,007
12/00     $16,148             $15,040          $15,226          $15,696                $18,644
 1/01     $16,205             $15,278          $15,455          $15,688                $18,715
 2/01     $15,010             $14,070          $14,231          $14,512                $17,280
 3/01     $13,801             $13,077          $13,225          $13,544                $15,942
 4/01     $14,744             $13,959          $14,125          $14,486                $17,026
 5/01     $14,554             $13,574          $13,735          $13,974                $16,555
 6/01     $14,116             $13,054          $13,208          $13,403                $15,957

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/3/95.

Chart illustrates comparative performance of $10,000 and assumes reinvestment of all distributions. Performance of the indices does not include sales charges, but includes reinvestment of all distributions. The MSCI All Country World Free (ex-U.S.) Index and the MSCI All Country World (ex-U.S.) Index are unmanaged indices that measure developed and emerging foreign stock market performance. The MSCI EAFE Index is a replica of the world's equity markets, excluding the U.S. and Canada. The Lipper Variable Annuity International Funds Average describes the average total return for all the funds in the indicated Lipper category, as defined by Lipper Inc.. Investors cannot invest directly in an index.

J.P. Morgan BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of June 30, 2001 (unaudited)
(Amounts in thousands)


    PRINCIPAL
     AMOUNT       ISSUER                                                                VALUE
---------------------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- 79.0%
---------------------------------------------------------------------------------------------
                  U.S. TREASURY SECURITIES -- 2.4%
                 -------------------------------
                  U.S. Treasury Notes & Bonds,
    $  1,500        5.00%, 02/15/11+                                               $    1,455
         365        6.13%, 08/15/29+                                                      378
         315        6.25%, 05/15/30+                                                      334
         150        6.75%, 08/15/26@+                                                     166
          85        8.00%, 11/15/21+                                                      106
                 ----------------------------------------------------------------------------
                  Total U.S. Treasury Securities                                        2,439
                  (Cost $2,451)
                 ----------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCY SECURITIES -- 3.0%
                 ----------------------------------------
       1,620      Federal Home Loan Mortgage Corp., 6.88%,
                    09/15/10+                                                           1,699
                  Federal National Mortgage Association,
         620        6.63%, 11/15/10+                                                      641
           1        7.00%, 07/15/05+                                                        1
         615        7.13%, 01/15/30+                                                      656
                 ----------------------------------------------------------------------------
                  Total U.S. Government Agency Securities                               2,997
                  (Cost $2,951)
                 ----------------------------------------------------------------------------
                  FOREIGN GOVERNMENT SECURITIES -- 7.6%
                 ------------------------------------
                  Federal Republic of Brazil (Brazil),
          86        8.00%, 04/15/14                                                        64
         135        10.13%, 05/15/27                                                       98
         170        11.00%, 08/17/40                                                      126
          80        12.75%, 01/15/20                                                       71
         130        14.50%, 10/15/09                                                      135
          80        C Bonds, 8.00%, 04/15/14                                               59
         100        FRN, 5.44%, 04/15/24                                                   73
         104        FRN, 5.50%, 04/15/09                                                   84
       2,550      Federal Republic of Germany (Germany), 5.00%,
                    02/17/06                                                            2,195
       2,600      French Treasury Note (France), 5.00%, 01/12/06                        2,235
                  National Republic of Bulgaria (Bulgaria),
          80        FRN, 6.31%, 07/28/11                                                   63
          90        Ser. A, FRN, 3.00%, 07/28/12                                           73
          65        Ser. A, FRN, 6.31%, 07/28/24                                           51
                  Republic of Colombia (Colombia),
          70        9.75%, 04/23/09                                                        67
          35        9.75%, 04/09/11                                                        36
          70        10.50%, 06/13/06                                                       72
          65        11.75%, 02/25/20                                                       62
          40      Republic of Costa Rica (Costa Rica), 9.34%, 05/15/09                     42
                  Republic of Panama (Panama),
          45        9.63%, 02/08/11                                                        46
          57        FRN, 6.44%, 07/17/16                                                   48
                  Republic of Peru (Peru),
         130        FRN, 4.00%, 03/07/17                                                   81
         110        FRN, 4.50%, 03/07/17                                                   76
                  Republic of Philippines (Philippines),
          70        9.88%, 03/16/10                                                        69
         110        9.88%, 01/15/19                                                        96

                       See notes to financial statements.


    PRINCIPAL
     AMOUNT       ISSUER                                                                VALUE
---------------------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
  $       55      Republic of Trinidad/Tobago (Trinidad/Tobago),                 $         62
                    9.88%, 10/01/09
                  Republic of Turkey (Turkey),
          35        11.75%, 06/15/10                                                       31
          10        11.88%, 01/15/30                                                        8
          10        12.38%, 06/15/09                                                        9
                  Russian Federation (Russia),
         270        8.25%, 03/31/10                                                       207
          75        10.00%, 06/26/07                                                       67
          95        12.75%, 06/24/28                                                       94
         360      SUB, 5.00%, 03/31/07                                                    170
         210      State of Qatar (Qatar), 9.75%, 06/15/30                                 239
                  United Mexican States (Mexico),
         105        8.63%, 03/12/08                                                       109
         185        9.88%, 02/01/10                                                       202
          40        10.38%, 02/17/09                                                       45
         260        11.38%, 09/15/16                                                      314
         110        11.50%, 05/15/26                                                      138
                  ---------------------------------------------------------------------------
                  Total Foreign Government Securities                                   7,717
                  (Cost $7,809)
                  ---------------------------------------------------------------------------
                  CORPORATE NOTES & BONDS -- 23.2%
                  ------------------------------
                  ADVERTISING -- 0.2%
         150      Lamar Advertising Co., 8.63%, 09/15/07                                  153

                  AEROSPACE -- 0.0%
          50      BE Aerospace, Inc., #, 8.88%, 05/01/11+                                  50

                  AIRLINES -- 0.5%
         520      US Airways, Inc., 7.08%, 03/20/21+                                      515

                  APPAREL -- 0.0%
          35      Levi Strauss & Co., 11.63%, 01/15/08                                     32

                  AUTOMOTIVE -- 1.9%
                  Ford Motor Credit Co.,
         460        7.38%, 02/01/11+                                                      466
         960        7.88%, 06/15/10+                                                    1,007
         420      General Motors Corp., 7.20%, 01/15/11+                                  426
                                                                                    ---------
                                                                                        1,899
                  BANKING -- 2.7%
         500      Bank of America Corp., 7.40%, 01/15/11                                  519
         620      Barclays PLC (United Kingdom), FRN, #, 8.55%,
                    09/29/49+                                                             647
         565      First Union National Bank, 7.80%, 08/18/10+                             601
         255      Regions Financial Corp., 7.00%, 03/01/11+                               255
                  Royal Bank of Scotland Group PLC (United Kingdom),
         400        7.82%, 11/29/49+                                                      414
         250        9.12%, 03/31/49+                                                      276
                                                                                    ---------
                                                                                        2,712


                       See notes to financial statements.


    PRINCIPAL
     AMOUNT       ISSUER                                                                VALUE
---------------------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                  BROADCASTING/CABLE -- 1.6%
   $     205      Adelphia Communications Corp., 9.38%, 11/15/09                     $    191
                  Charter Communications Holdings LLC/Charter
                  Communications Holdings Capital Corp.,
         150        8.25%, 04/01/07                                                       140
          55        11.13%, 01/15/11                                                       58
         195      Clear Channel Communications, Inc.,
                    7.65%, 09/15/10                                                       202
          85      Comcast Cable Communications Corp.,
                    7.13%, 06/15/13                                                        84
         180      Fox Sports Networks LLC, 8.88%, 08/15/07                                188
         200      Mediacom Capital Corp., LLC, #, 9.50%, 01/15/13                         189
         500      TCI Communications, Inc., 7.88%, 02/15/26                               504
          75      Young Broadcasting, Inc., #, 10.00%, 03/01/11                            72
                                                                                    ---------
                                                                                        1,628
                  BUSINESS SERVICES -- 0.6%
         420      Cendant Corp., 7.75%, 12/01/03                                          428
         145      Comdisco, Inc., 6.38%, 11/30/01                                         103
          80      United Rentals, Inc., #, 10.75%, 04/15/08                                83
                                                                                    ---------
                                                                                          614
                  CHEMICALS -- 0.2%
         100      Huntsman ICI Chemicals LLC, 10.13%, 07/01/09                            101
         120      Lyondell Chemical Co., Ser. B, 9.88%, 05/01/07                          120
                                                                                    ---------
                                                                                          221
                  CONSTRUCTION -- 0.1%
          80      D.R. Horton, Inc., 9.75%, 09/15/10                                       82

                  CONSUMER PRODUCTS -- 0.1%
          65      Playtex Products, Inc., #, 9.38%, 06/01/11                               66

                  ENTERTAINMENT/LEISURE -- 0.1% Six Flags, Inc.,
          60        9.75%, 06/15/07                                                        61
          60        SUB, 0.00%, 04/01/03                                                   49
                                                                                    ---------
                                                                                          110
                  ENVIRONMENTAL SERVICES -- 0.2%
         160      Allied Waste Industries, Inc., Ser. B, 10.00%, 08/01/09                 164

                  FINANCIAL SERVICES -- 3.8%
         370      Capital One Financial Corp., 8.25%, 06/15/05                            382
         770      Citigroup, Inc., 7.25%, 10/01/10                                        800
         400      Erac USA Finance Co., #, 8.00%, 01/15/11                                407
           0^     Home Ownership Funding Corp., SUB, 13.33%,
                    12/30/06                                                               72
         570      Household Finance Co., 6.75%, 05/15/11                                  562
         540      HSBC Capital Funding LP (Channel Islands), FRN, #,
                    9.55%, 12/29/49+                                                      608
         395      ING Capital Funding Trust III, 8.44%, 12/29/49                          419
         200      McKesson Financial of Canada (Canada), #,
                    6.55%, 11/01/02                                                       199
         420      UBS Preferred Funding Trust I, FRN, 8.62%, 10/29/49                     454
                                                                                    ---------
                                                                                        3,903

                       See notes to financial statements.


    PRINCIPAL
     AMOUNT       ISSUER                                                                VALUE
---------------------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                  FOOD/BEVERAGE PRODUCTS -- 0.9%
  $       65      Del Monte Corp., #, 9.25%, 05/15/11                                $     66
         160      Fleming Companies, Inc., #, 10.13%, 04/01/08                            164
         495      Kellogg Co., #, 6.60%, 04/01/11                                         480
         235      Kroger Co., 8.00%, 09/15/29                                             243
                                                                                    ---------
                                                                                          953
                  HEALTH CARE/HEALTH CARE SERVICES -- 0.3%
          90      Alliance Imaging, Inc., #, 10.38%, 04/15/11                              91
          55      Beverly Enterprises, Inc., #, 9.63%, 04/15/09                            56
          90      HCA, Inc.--The Healthcare Co., 7.88%, 02/01/11                           90
                  Tenet Healthcare Corp.,
          15        8.63%, 01/15/07                                                        16
          40        Ser. B, 7.63%, 06/01/08                                                41
                                                                                    ---------
                                                                                          294
                  HOTELS/OTHER LODGING -- 0.2%
          40      Mandalay Resort Group, Ser. B, 10.25%, 08/01/07                          42
         120      MGM Mirage, Inc., 8.38%, 02/01/11                                       120
                                                                                    ---------
                                                                                          162
                  INSURANCE -- 0.4%
         405      AXA SA (France), 8.60%, 12/15/30                                        446

                  MULTI-MEDIA -- 0.7%
         285      AOL Time Warner, Inc., 7.63%, 04/15/31                                  285
         205      AT&T Corp. - Liberty Media, 8.25%, 02/01/30                             176
         130      News America, Inc., 7.13%, 04/08/28                                     114
         100      Telewest Communications PLC (United Kingdom),
                    (Yankee), 9.88%, 02/01/10                                              83
                                                                                    ---------
                                                                                          658
                  OIL & GAS -- 1.2%
         180      Amerada Hess Corp., 7.88%, 10/01/29                                     190
         145      Chesapeake Energy Corp., #, 8.13%, 04/01/11                             136
         400      El Paso Corp., 7.75%, 06/15/10                                          407
         450      Occidental Petroleum Corp., 7.65%, 02/15/06                             476
                                                                                    ---------
                                                                                        1,209
                  PIPELINES -- 0.4%
         400      Williams Companies, Inc., #, 7.50%, 01/15/31                            373


                  PRINTING & PUBLISHING -- 0.1%
          65      PRIMEDIA, Inc., #, 8.88%, 05/15/11                                       60

                  REAL ESTATE INVESTMENT TRUST -- 0.1%
         130      FelCor Lodging Trust, Inc., #, 9.50%, 09/15/08                          131

                  RETAILING -- 0.3%
         200      Lowe's Companies, Inc., 6.88%, 02/15/28                                 188
          65      Tricon Global Restaurants, Inc., 8.88%, 04/15/11                         66
                                                                                    ---------
                                                                                          254
                  SEMI-CONDUCTORS -- 0.1%
         110      Fairchild Semiconductor International, Inc.,
                    10.50%, 02/01/09                                                      106


                       See notes to financial statements.


    PRINCIPAL
      AMOUNT      ISSUER                                                                VALUE
---------------------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                  SHIPPING/TRANSPORTATION -- 0.4%
   $     111      FedEx Corp., Ser. 1999-1, Class C, 8.25%, 01/15/19                 $    118
         300      Union Pacific Corp., 5.78%, 10/15/01                                    301
                                                                                     --------
                                                                                          419
                  TELECOMMUNICATIONS -- 4.8%
                  American Cellular Corp.,
         105        #, 9.50%, 10/15/09                                                     98
         110      American Tower Corp., #, 9.38%, 02/01/09                                103
         195      AT&T Corp., 6.50%, 03/15/29                                             166
         285      AT&T Wireless Services, Inc., #, 7.88%, 03/01/11                        286
         410      British Telecom PLC (United Kingdom), SUB,
                    8.38%, 12/15/10                                                       432
         370      Cox Communications, Inc., 7.75%, 08/15/06                               391
         120      Cox Enterprises, Inc., #, 7.88%, 09/15/10                               124
                  Crown Castle International Corp.,
          80        10.75%, 08/01/11                                                       76
          85        #, 9.38%, 08/01/11                                                     76
         280      Deutsche Telekom International Finance BV
                    (Netherlands), 8.25%, 06/15/30                                        284
         315      France Telecom SA (France), #, 7.75%, 03/01/11                          321
         145      Global Crossing Holdings LTD (Bermuda),
                    (Yankee), 9.13%, 11/15/06                                             115
                  Koninklijke KPN NV (Netherlands),
         110        8.00%, 10/01/10                                                       105
         250        8.38%, 10/01/30                                                       228
         150      KPNQwest NV (Netherlands), (Yankee), 8.13%,
                    06/01/09                                                               86
         365      Marconi Corp. PLC (England), (Yankee), 8.38%,
                    09/15/30                                                              315
                  McLeodUSA, Inc.,
          65        8.38%, 03/15/08                                                        35
         115        9.25%, 07/15/07                                                        64
          80      Metromedia Fiber Network, Inc., 10.00%, 12/15/09                         31
                  Nextel Communications, Inc.,
         190        9.38%, 11/15/09                                                       150
         190        9.50%, 02/01/11                                                       144
         100      NTL Communications Corp., Ser. B, 11.88%, 10/01/10                       67
         450      Qwest Capital Funding, Inc., #, 7.25%, 02/15/11                         445
          70      Rogers Wireless Communications, Inc., #, 9.63%,
                    05/01/11                                                               69
                  Sprint Capital Corp.,
         500        5.88%, 05/01/04                                                       488
         190        6.88%, 11/15/28                                                       160
          50      Time Warner Telecom, Inc., 10.13%, 02/01/11                              45
         155      XO Communications, Inc., 10.75%, 06/01/09                                50
                                                                                     --------
                                                                                        4,954
                  UTILITIES -- 1.3%
         120      CMS Energy Corp., 8.50%, 04/15/11                                       116
           7      Cogentrix Energy, Inc., Ser. B, 8.75%, 10/15/08                           7
         565      Dominion Resources, Inc., Ser. A, 8.13%, 06/15/10                       609

                       See notes to financial statements.


    PRINCIPAL
     AMOUNT       ISSUER                                                                VALUE
---------------------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
   $     200      Ontario Electricity Financial Corp. (Canada),
                    6.10%, 01/30/08                                                 $     199
         350      TXU Corp., FRN, 5.94%, 10/15/11                                         351
                                                                                    ---------
                                                                                        1,282
                  ---------------------------------------------------------------------------
                  Total Corporate Notes & Bonds                                        23,450
                  (Cost $23,856)
                  ---------------------------------------------------------------------------
                  RESIDENTIAL MORTGAGE BACKED SECURITIES -- 21.8%
                  ---------------------------------------------
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.0%
         901      Federal Home Loan Mortgage Corp., Ser. 2080,
                    Class Z, 6.50%, 08/15/28+                                             835
         200      Saco I, Inc., Ser. 1997-2, Class 1A5, #, 7.00%,
                    08/25/36 +                                                            196
                                                                                    ---------
                                                                                        1,031
                  MORTGAGE BACKED PASS-THROUGH SECURITIES -- 20.8%
                  Federal Home Loan Mortgage Corp.,
         302        Gold Pool C00785, 6.50%, 06/01/29                                     298
          66        Gold Pool E63898, 6.00%, 04/01/11+                                     65
         763        Gold Pool G01155, 6.50%, 08/01/30+                                    767
       1,510        Gold Pool W10004, 6.90%, 12/01/10+                                  1,540
                  Federal National Mortgage Association,
       3,365        TBA, 6.00%, 07/01/16                                                3,315
         830        TBA, 6.00%, 07/01/31                                                  797
       5,530        TBA, 6.50%, 07/01/31                                                5,441
       5,212        TBA, 7.00%, 08/01/31                                                5,223
          42        Pool 288667, 8.50%, 05/01/09+                                          44
                  Government National Mortgage Association,
       2,220        TBA, 6.50%, 07/01/31                                                2,196
         243        Pool 423095, 7.00%, 08/15/12+                                         249
       1,076        Pool 781096, 6.50%, 12/15/28+                                       1,066
                                                                                    ---------
                                                                                       21,001
                  ---------------------------------------------------------------------------
                  Total Residential Mortgage Backed Securities                         22,032
                  (Cost $22,057)
                  ---------------------------------------------------------------------------
                  COMMERCIAL MORTGAGE BACKED SECURITIES -- 7.7%
                  --------------------------------------------
          20      CS First Boston Mortgage Securities Corp.,
                    Ser 2001-CK1, Class A3, 6.38%, 12/18/10+                               20
       1,000      Deutsche Mortgage & Asset Receiving Corp.,
                    Ser. 1998-C1, Class A2, 6.54%, 02/15/08+                            1,004
       1,583      GMAC Commercial Mortgage Securities, Inc.,
                    Ser. 1998-C2, Class A1, 6.15%, 11/15/07+                            1,599
       1,000      Heller Financial Commercial Mortgage Asset Corp.,
                    Ser. 1999-PH1, Class A2, 6.85%, 05/15/31+                           1,019
                  LB-UBS Commercial Conduit Mortgage Trust,
         225        Ser. 1998-C1, Class A2, 6.40%, 08/18/07+                              228
       1,567        Ser. 1999-C2, Class A1, 7.11%, 07/15/08+                            1,620
       2,125      PNC Mortgage Acceptance Corp., Ser. 2000-C1,
                    Class A2, 7.61%, 02/15/10+                                          2,250
                  ---------------------------------------------------------------------------
                  Total Commercial Mortgage Backed Securities                           7,740
                  (Cost $7,384)
                  ---------------------------------------------------------------------------

                       See notes to financial statements.


    PRINCIPAL
     AMOUNT       ISSUER                                                                VALUE
---------------------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                  ASSET BACKED SECURITIES -- 13.3%
                  ------------------------------
   $     488      Advanta Mortgage Loan Trust, Ser. 1997-4, Class A4,
                    6.66%, 03/25/22                                                $      492
       2,000      AmeriCredit Automobile Receivables Trust, Ser. 1999-B,
                    Class A4, 5.96%, 03/12/06                                           2,031
       2,200      Associates Automobile Receivables Trust, Ser. 2000-2,
                    Class A3, 6.82%, 02/15/05                                           2,258
         310      Citibank Credit Card Master Trust I, Ser. 1997-6,
                    Class A, 0.00%, 08/15/06                                              257
       1,000      CNH Equipment Trust, Ser. 2000-A, Class A3,
                    7.14%, 08/15/04                                                     1,019
         422      Daimler Chrysler Auto Trust, Ser. 2000-C, Class A2,
                    6.81%, 07/06/03                                                       426
                  Ford Credit Auto Owner Trust,
         700        Ser. 2000-D, Class A3, 7.15%, 12/15/03                                712
         300        Ser. 2000-G, Class A4, 6.62%, 07/15/04                                309
       2,000      MBNA Master Credit Card Trust, Ser. 1999-I, Class A,
                    6.40%, 01/18/05                                                     2,042
         583      Residential Asset Securities Corp., Ser. 2000-KS5,
                    Class Al1, 7.21%, 08/25/16                                            591
                  Sears Credit Account Master Trust,
         450        Ser. 1995-5, Class A, 6.05%, 01/15/08                                 459
       2,030        Ser. 1996-3, Class A, 7.00%, 07/15/08                               2,108
         700      The Money Store Home Equity Trust, Ser. 1997-D,
                    Class AF7, 6.49%, 12/15/38                                            704
                  ---------------------------------------------------------------------------
                  Total Asset Backed Securities                                        13,408
                  (Cost $13,172)
                  ---------------------------------------------------------------------------
                  Total Long-Term Investments                                          79,783
                  (Cost $79,680)
---------------------------------------------------------------------------------------------
       SHORT-TERM INVESTMENTS -- 21.0%
---------------------------------------------------------------------------------------------
                  COMMERCIAL PAPER -- 2.1%
                  ----------------------
       2,100      BCI Funding Corp., DN, 3.90%, 07/13/01+                               2,097
                  (Cost $2,097)
                  U.S. GOVERNMENT AGENCY SECURITY -- 18.9%
                  --------------------------------------
      19,028      Federal Home Loan Bank, DN, 3.04%, 07/02/01+                         19,024
                  (Cost $19,026)
---------------------------------------------------------------------------------------------
                  Total Short-Term Investments                                         21,121
                  (Cost $21,123)
---------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 100.0%                                        $100,904
                  (Cost $100,803)
---------------------------------------------------------------------------------------------

                       See notes to financial statements.


     NUMBER                                                    ORIGINAL    NOTIONAL    UNREALIZED
      OF                                   EXPIRATION          NOTIONAL    VALUE AT    APPRECIATION/
   CONTRACTS DESCRIPTION                      DATE               VALUE     6/30/01     DEPRECIATION
----------------------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING
             ------------------------
      27     2 Year Treasury Notes        October, 2001          $5,525     $5,539        $ 14
      50     Treasury Bonds               September, 2001         4,972      5,016          44

             SHORT FUTURES OUTSTANDING
             -------------------------
     (25)    5 Year Treasury Notes        September, 2001         2,595      2,584          11
     (62)    10 Year Treasury Notes       September, 2001         6,363      6,387         (24)










                      See notes to financial statements.

J.P. Morgan U.S. DISCIPLINED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of June 30, 2001 (unaudited)
(Amounts in thousands)

     SHARES       ISSUER                                                  VALUE
--------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- 98.9%
--------------------------------------------------------------------------------
                  Common Stock -- 98.7%
                  -------------------
                  AEROSPACE -- 1.1%
           5      Boeing Co.                                             $   295
           3      Goodrich Co.                                                95
           2      Lockheed Martin Corp.                                       74
           3      United Technologies Corp.                                  183
                                                                         -------
                                                                             647
                  AIRLINES -- 0.5%
           3      Delta Air Lines, Inc.                                      137
          10      Southwest Airlines Co.                                     175
                                                                         -------
                                                                             312
                  APPAREL -- 0.3%
           3      Jones Apparel Group, Inc. *                                130
           1      Nike, Inc., Class B                                         42
                                                                         -------
                                                                             172
                  AUTOMOTIVE -- 1.0%
           4      Delphi Automotive Systems Corp.                             59
           1      Ford Motor Co.                                              29
           7      General Motors Corp.                                       471
           1      Lear Corp. *                                                38
                                                                         -------
                                                                             597
                  BANKING -- 4.3%
           4      AmSouth Bancorporation                                      81
           3      Bank of America Corp.                                      174
           0^     Bank of New York Co., Inc.                                  14
          15      Bank One Corp.                                             526
           1      Banknorth Group, Inc.                                       25
           1      Compass Bancshares, Inc.                                    16
           1      Dime Bancorp, Inc.                                          30
           6      First Union Corp.                                          217
           2      Golden State Bancorp, Inc.                                  49
           3      GreenPoint Financial Corp.                                 100
           1      Hibernia Corp., Class A                                     23
           1      IndyMac Bancorp, Inc. *                                     21
           4      KeyCorp                                                     91
           2      National Commerce Financial Co.                             39
           5      PNC Financial Services Group, Inc.                         342
           1      SunTrust Banks, Inc.                                        78
          28      U.S. Bancorp                                               643
           2      Wachovia Corp.                                             107
           0^     Wilmington Trust Corp.                                      19
                                                                         -------
                                                                           2,595
                  BIOTECHNOLOGY -- 0.8%
           6      Amgen, Inc. *                                              376
           2      Human Genome Sciences, Inc. *                              121
                                                                         -------
                                                                             497
                  BROADCASTING/CABLE -- 0.3%
           4      Comcast Corp., Class A *                                   178

                  BUSINESS SERVICES -- 0.6%
          19      Cendant Corp. *                                            374

                      See notes to financial statements.

     SHARES       ISSUER                                                  VALUE
--------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                  CHEMICALS -- 1.6%
           3      Air Products & Chemical, Inc.                          $   156
           6      Dow Chemical Co.                                           199
           3      E.I. DuPont de Nemours Co.                                 150
           3      PPG Industries, Inc.                                       179
           4      Praxair, Inc.                                              187
           4      Rohm & Haas Co.                                            125
                                                                         -------
                                                                             996
                  COMPUTER NETWORKS -- 1.7%
          47      Cisco Systems, Inc. *                                      862
           3      Electronic Data Systems Corp.                              163
                                                                         -------
                                                                           1,025
                  COMPUTER SOFTWARE -- 5.7%
           1      Adobe Systems, Inc.                                         38
           4      Automatic Data Processing, Inc.                            174
           3      BEA Systems, Inc. *                                         80
           3      Citrix Systems, Inc. *                                      98
           1      Computer Associates International, Inc.                     32
          30      Microsoft Corp. *                                        2,168
          26      Oracle Corp. *                                             486
           3      Parametric Technology Corp. *                               42
           4      Peregrine Systems, Inc., #, *                              107
           1      Siebel Systems, Inc. *                                      56
           3      Veritas Software Corp. *                                   213
                                                                         -------
                                                                           3,494
                  COMPUTERS/COMPUTER HARDWARE -- 4.8%
          17      Compaq Computer Corp.                                      260
          11      Dell Computer Corp. *                                      285
          11      EMC Corp. *                                                311
           6      Hewlett-Packard Co.                                        163
          11      International Business Machines Corp.                    1,197
           0^     McDATA Corp., Class A *                                      0
           7      NCR Corp. *                                                320
          25      Sun Microsystems, Inc. *                                   390
                                                                         -------
                                                                           2,926
                  CONSUMER PRODUCTS -- 4.3%
           4      Estee Lauder Co., Inc., Class A                            177
          11      Gillette Co.                                               304
           5      Kimberly-Clark Corp.                                       268
          25      Philip Morris Companies, Inc.                            1,284
           9      Procter & Gamble Co.                                       587
                                                                         -------
                                                                           2,620
                  DIVERSIFIED -- 5.9%
          52      General Electric Co.                                     2,526
          20      Tyco International LTD (Bermuda)                         1,095
                                                                         -------
                                                                           3,621

                      See notes to financial statements.

     SHARES       ISSUER                                                  VALUE
--------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                  ELECTRONICS/ELECTRICAL EQUIPMENT -- 1.2%
           2      Ameren Corp.                                           $    90
           2      Applied Biosystems Group - Applera Corp.                    64
           3      Cinergy Corp.                                               87
           3      Emerson                                                    151
           1      FPL Group, Inc.                                             72
           3      Johnson Controls, Inc.                                     218
           2      Wisconsin Energy Corp.                                      36
                                                                         -------
                                                                             718
                  ENTERTAINMENT/LEISURE -- 0.0%
           0^     Carnival Corp., Class A                                      3
           0^     International Game Technology *                             25
                                                                         -------
                                                                              28
                  ENVIRONMENTAL SERVICES -- 0.1%
           2      Waste Management, Inc.                                      52

                  FINANCIAL SERVICES -- 9.6%
           1      A.G. Edwards, Inc.                                          54
          10      American Express Co.                                       392
           2      AmeriCredit Corp. *                                         83
           6      Capital One Financial Corp.                                378
          12      Charles Schwab Corp.                                       181
           3      Charter One Financial, Inc.                                 86
          39      Citigroup, Inc.                                          2,054
           4      Countrywide Credit Industries, Inc.                        165
           6      E*Trade Group, Inc. *                                       41
           7      Fannie Mae                                                 622
           6      Federal Home Loan Mortgage Corp.                           392
           3      Goldman Sachs Group, Inc.                                  232
           4      Household International, Inc.                              260
           0^     Legg Mason, Inc.                                            15
           0^     Marshall & Ilsley Corp.                                     16
           0^     MBNA Corp.                                                   7
           2      Merrill Lynch & Co., Inc.                                  101
           3      Morgan Stanley Dean Witter & Co.                           180
           3      Providian Financial Corp.                                  184
           6      Stilwell Financial, Inc.                                   188
           8      Washington Mutual, Inc.                                    315
                                                                         -------
                                                                           5,946
                  FOOD/BEVERAGE PRODUCTS -- 3.1%
           0^     Anheuser-Busch Companies, Inc.                               8
          11      Coca-Cola Co.                                              508
           1      General Mills, Inc.                                         35
           3      H.J. Heinz Co.                                             127
           1      Hershey Foods Corp.                                         37
           3      Kellogg Co.                                                 78
           2      Kraft Foods, Inc., Class A *                                53
           6      Kroger Co. *                                               148
           3      PepsiCo, Inc.                                              150
           2      Quaker Oats Co.                                            192
           9      Safeway, Inc. *                                            442
           2      Unilever NV, New York Shares                                95
                                                                         -------
                                                                           1,873

                      See notes to financial statements.

     SHARES       ISSUER                                                  VALUE
--------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                  HEALTH CARE/HEALTH CARE SERVICES -- 2.2%
           1      Aetna, Inc.                                            $    31
           4      Baxter International, Inc.                                 206
           5      Becton, Dickinson & Co.                                    175
           4      Boston Scientific Corp. *                                   73
           1      C.R. Bard, Inc.                                             57
           3      Guidant Corp. *                                            112
           3      HCA - The Healthcare Co.                                   154
           0^     Medtronic, Inc.                                             14
           2      St. Jude Medical, Inc. *                                    96
           8      Tenet Healthcare Corp. *                                   433
                                                                         -------
                                                                           1,351
                  HOTELS/OTHER LODGING -- 0.7%
           7      Hilton Hotels Corp.                                         79
           4      Marriott International, Inc., Class A                      199
           4      Starwood Hotels & Resorts Worldwide, Inc.                  153
                                                                         -------
                                                                             431
                  INSURANCE -- 4.4%
          12      Allstate Corp.                                             523
           3      AMBAC Financial Group, Inc.                                180
           8      American General Corp.                                     372
           9      American International Group, Inc.                         758
           3      Cigna Corp.                                                287
           2      Hartford Financial Services Group, Inc.                    130
           2      Lincoln National Corp.                                     109
           1      Marsh & McLennan Companies, Inc.                            61
           3      MBIA, Inc.                                                 178
           1      Protective Life Corp.                                       27
           2      Torchmark Corp.                                             84
                                                                         -------
                                                                           2,709
                  INTERNET SERVICES/SOFTWARE -- 0.2%
           1      eBay, Inc. *                                                55
           1      Internet Security Systems, Inc. *                           24
           3      TD Waterhouse Group, Inc. *                                 36
                                                                         -------
                                                                             115
                  MACHINERY & ENGINEERING EQUIPMENT -- 0.5%
           1      Dover Corp.                                                 30
           3      Ingersoll-Rand Co.                                         124
           4      Rockwell International Corp.                               137
                                                                         -------
                                                                             291
                  MANUFACTURING -- 1.0%
           2      Cooper Industries, Inc.                                     67
           2      Danaher Corp.                                              135
           1      Eaton Corp.                                                 63
           1      Harley-Davidson, Inc.                                       42
           5      Honeywell International, Inc.                              172
           2      ITT Industries, Inc.                                        66
           1      Parker Hannifin Corp.                                       47
                                                                         -------
                                                                             592
                  METALS/MINING -- 0.7%
          10      Alcoa, Inc.                                                398

                      See notes to financial statements.

     SHARES       ISSUER                                                  VALUE
--------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                  MULTI-MEDIA -- 4.3%
          26      AOL Time Warner, Inc. *                                $ 1,358
           3      Fox Entertainment Group, Inc. *                             78
           6      Gannett Co., Inc.                                          362
           7      Gemstar-TV Guide International, Inc. *                     315
           9      Viacom, Inc., Class B *                                    486
                                                                         -------
                                                                           2,599
                  OIL & GAS -- 7.0%
           0^     Amerada Hess Corp.                                           8
           3      Anadarko Petroleum Corp.                                   162
           5      Baker Hughes, Inc.                                         164
           9      Chevron Corp.                                              769
           9      Conoco, Inc., Class B                                      272
           3      Cooper Cameron Corp. *                                     167
           1      Diamond Offshore Drilling, Inc.                             43
          19      Exxon Mobil Corp.                                        1,669
           7      Global Marine, Inc. *                                      136
           0^     Rowan Companies, Inc. *                                      2
           9      Royal Dutch Petroleum Co., N.Y. Registered Shares          548
                  (Netherlands)
           5      Texaco, Inc.                                               333
                                                                         -------
                                                                           4,273
                  PAPER/FOREST PRODUCTS -- 0.2%
           0^     Georgia-Pacific Group                                       14
           3      Smurfit-Stone Container Corp. *                             49
           1      Temple-Inland, Inc.                                         52
                                                                         -------
                                                                             115
                  PHARMACEUTICALS -- 9.2%
           2      Abbott Laboratories                                         96
           8      American Home Products Corp.                               485
           6      Bristol-Myers Squibb Co.                                   335
           4      Eli Lilly & Co.                                            296
           3      Forest Laboratories, Inc. *                                220
          18      Johnson & Johnson                                          915
          13      Merck & Co., Inc.                                          818
          36      Pfizer, Inc.                                             1,422
          11      Pharmacia Corp.                                            510
          14      Schering-Plough Corp.                                      518
           0^     Vertex Pharmaceuticals, Inc. *                               5
                                                                         -------
                                                                           5,620
                  PHOTOGRAPHIC EQUIPMENT -- 0.3%
           3      Eastman Kodak Co.                                          159

                  PIPELINES -- 0.3%
           3      Dynegy, Inc., Class A                                      144
           2      Williams Companies, Inc.                                    53
                                                                         -------
                                                                             197
                  RESTAURANTS/FOOD SERVICES -- 0.2%
           6      McDonald's Corp.                                           152

                      See notes to financial statements.

     SHARES       ISSUER                                                  VALUE
--------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                  RETAILING -- 5.2%
           2      Abercrombie & Fitch Co., Class A *                     $   107
           0^     Best Buy Co., Inc. *                                         6
           3      Circuit City Stores, Inc.                                   61
           2      Costco Wholesale Corp. *                                    66
           7      Federated Department Stores, Inc. *                        285
          15      Home Depot, Inc.                                           707
           1      Kohl's Corp. *                                              44
           3      Limited, Inc.                                               50
           1      Lowe's Companies, Inc.                                      51
           6      MAY Department Stores Co.                                  212
           9      Target Corp.                                               298
           7      TJX Companies, Inc.                                        233
          20      Wal-Mart Stores, Inc.                                      980
           2      Walgreen Co.                                                51
                                                                         -------
                                                                           3,151
                  SEMI-CONDUCTORS -- 3.9%
           4      Altera Corp. *                                             104
           0^     Analog Devices, Inc. *                                      13
           6      Applied Materials, Inc. *                                  270
           0^     Applied Micro Circuits Corp. *                               7
           0^     Broadcom Corp., Class A *                                    4
           0^     Cypress Semiconductor Corp. *                                7
          39      Intel Corp.                                              1,153
           1      Lattice Semiconductor Corp. *                               29
           3      Linear Technology Corp.                                    146
           3      LSI Logic Corp. *                                           47
           2      Maxim Integrated Products, Inc. *                           88
           2      Micron Technology, Inc. *                                   95
           1      National Semiconductor Corp. *                              15
           1      PMC-Sierra, Inc. *                                          37
           8      Texas Instruments, Inc.                                    246
           3      Xilinx, Inc. *                                             136
                                                                         -------
                                                                           2,397
                  SHIPPING/TRANSPORTATION -- 0.0%
           0^     GATX Corp.                                                   4

                  TELECOMMUNICATIONS -- 6.0%
           3      Adelphia Communications Corp., Class A *                   123
          14      AT&T Corp.                                                 299
           9      AT&T Corp. - Liberty Media Group, Class A *                163
           8      BellSouth Corp.                                            310
           1      Broadwing, Inc. *                                           15
           0^     Charter Communications, Inc. *                               2
          10      Global Crossing LTD (Bermuda) (Yankee) *                    85
           8      Level 3 Communications, Inc. *                              43
           9      Nextel Communications, Inc., Class A *                     151
          12      Qwest Communications International                         389
          16      SBC Communications, Inc.                                   628
          11      Sprint Corp., (PCS Group) *                                273
          17      Verizon Communications, Inc.                               909
          17      WorldCom, Inc. *                                           243
           2      WorldCom, Inc. - MCI Group *                                27
                                                                         -------
                                                                           3,660

                      See notes to financial statements.

     SHARES       ISSUER                                                  VALUE
--------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                  TELECOMMUNICATIONS EQUIPMENT -- 1.9%
           1      Cabletron Systems, Inc. *                              $    23
           6      CIENA Corp. *                                              228
           6      Corning, Inc.                                               97
           3      JDS Uniphase Corp. *                                        35
           0^     Juniper Networks, Inc. *                                     6
          15      Lucent Technologies, Inc.                                   91
          23      Motorola, Inc.                                             375
           5      Qualcomm, Inc. *                                           292
                                                                         -------
                                                                           1,147
                  TOYS & GAMES -- 0.4%
           3      Hasbro, Inc.                                                49
          10      Mattel, Inc.                                               189
                                                                         -------
                                                                             238
                  TRANSPORTATION -- 0.4%
           7      Burlington Northern Santa Fe Corp.                         202
           1      C.H. Robinson Worldwide, Inc.                               28
           1      Union Pacific Corp.                                         38
                                                                         -------
                                                                             268
                  UTILITIES -- 2.6%
           4      CMS Energy Corp.                                            97
           0^     Consolidated Edison, Inc.                                   12
           3      DTE Energy Co.                                             149
           9      Edison International                                       104
           1      Enron Corp.                                                 59
           7      Entergy Corp.                                              283
           3      GPU, Inc.                                                   91
           2      Nisource, Inc.                                              52
          10      PG & E Corp.                                               109
           2      Pinnacle West Capital Corp.                                 76
           1      Potomac Electric Power Co.                                  23
           3      Progress Energy, Inc.                                      144
           5      TXU Corp.                                                  251
           4      Xcel Energy, Inc.                                          114
                                                                         -------
                                                                           1,564
                  WAREHOUSING -- 0.2%
           3      W.W. Grainger, Inc.                                        128
                  --------------------------------------------------------------
                  Total Common Stock                                      60,230
                  (Cost $62,439)
                  --------------------------------------------------------------

                      See notes to financial statements.

    PRINCIPAL
     AMOUNT       ISSUER                                                  VALUE
--------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                  U.S. TREASURY SECURITY -- 0.2%
                  ------------------------------
        $105      U.S. Treasury Bond, 6.38%, 04/30/02 @                  $   107
                  (Cost $107)
                  --------------------------------------------------------------
                  Total Long-Term Investments                             60,337
                  (Cost $62,546)
       -------------------------------------------------------------------------
       SHORT-TERM INVESTMENT -- 1.1%
       -------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCY SECURITY -- 1.1%
                  ---------------------------------------
         684      Federal Home Loan Bank, DN, 3.04%, 07/02/01                684
                  (Cost $684)
       -------------------------------------------------------------------------
                  Total Investments -- 100.0%                            $61,021
                  (Cost $63,230)
       -------------------------------------------------------------------------

   NUMBER                                                   ORIGINAL      NOTIONAL
     OF                                    EXPIRATION       NOTIONAL      VALUE AT     UNREALIZED
  CONTRACTS     DESCRIPTION                   DATE            VALUE        6/30/01    APPRECIATION
--------------------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING
             ------------------------
      2      S&P 500 Index               September, 2001       $612          $616          $4


                      See notes to financial statements.

J.P. Morgan SMALL COMPANY PORTFOLIO
PORTFOLIO OF INVESTMENTS

As of June 30, 2001 (unaudited)
(Amounts in thousands)

     SHARES       ISSUER                                                   VALUE
--------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- 91.0%
--------------------------------------------------------------------------------
                  COMMON STOCK -- 91.0%
                  ---------------------
                  Advertising -- 0.5%
           2      Catalina Marketing Corp. *                             $    64
           4      Getty Images, Inc. *                                        92
           4      Obie Media Corp. *                                          29
                                                                         -------
                                                                             185
                  AEROSPACE -- 0.8%
           9      Innovative Solutions & Support, Inc. *                     127
           2      L-3 Communications Holdings, Inc. *                        156
           2      Titan Corp.*                                                39
                                                                         -------
                                                                             322
                  AIRLINES -- 1.1%
          15      Skywest, Inc.                                              426

                  APPAREL -- 1.2%
           5      Coach, Inc. *                                              183
           6      Quiksilver, Inc.*                                          155
           7      Vans, Inc. *                                               156
                                                                         -------
                                                                             494
                  APPLIANCES & HOUSEHOLD DURABLES -- 0.9%
           5      Furniture Brands International, Inc. *                     127
          10      Polycom, Inc. (Puerto Rico) *                              220
                                                                         -------
                                                                             347
                  AUTOMOTIVE -- 0.4%
           1      Oshkosh Truck Corp.                                         64
           3      Superior Industries International, Inc.                    101
                                                                         -------
                                                                             165
                  BANKING -- 3.0%
           7      City National Corp.                                        297
           6      National Commerce Financial Co.                            154
          12      Net.B@nk, Inc. *                                           139
          13      Pacific Century Financial Corp.                            332
           5      R & G Financial Corp., Class B                              82
           4      Westamerica Bancorporation                                 169
           1      Wintrust Financial Corp.                                    27
                                                                         -------
                                                                           1,200
                  BIOTECHNOLOGY -- 3.3%
           1      Aviron *                                                    36
          16      Charles River Laboratories International, Inc. *           541
           3      CuraGen Corp. *                                             95
           2      Diversa Corp. *                                             39
           3      Eden Bioscience Corp. *                                     25
           2      Enzon, Inc. *                                              150
           3      Inhale Therapeutic Systems, Inc. *                          79
           2      Invitrogen Corp. *                                         171
           3      Maxygen, Inc. *                                             50
           4      Transgenomic, Inc. *                                        68
           3      Xoma, LTD,*                                                 51
                                                                         -------
                                                                           1,305
                  BUSINESS SERVICES -- 1.7%
           4      Administaff, Inc. *                                         94

                      See notes to financial statements.

     SHARES       ISSUER                                                  VALUE
--------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
           4      Alliance Data Systems Corp.*                           $    65
           3      ITT Educational Services, Inc. *                           134
          17      On Assignment, Inc. *                                      305
          14      Source Information Management Co. *                         78
                                                                         -------
                                                                             676
                  CHEMICALS -- 2.8%
           6      Albemarle Corp.                                            146
          15      Olin Corp.                                                 260
           3      OM Group, Inc.                                             169
           1      Potash Corp. of Saskatchewan (Canada)                       72
           9      Symyx Technologies, Inc. *                                 242
          13      Wellman, Inc.                                              226
                                                                         -------
                                                                           1,115
                  COMPUTER SOFTWARE -- 4.6%
          13      Borland Software Corp. *                                   200
          11      Eclipsys Corp. *                                           306
           5      eFunds Corp. *                                              95
           4      HNC Software*                                               74
           5      MetaSolv, Inc. *                                            36
           3      Netegrity, Inc.                                             99
           8      Peregrine Systems, Inc. *, #                               220
           2      PLATO Learning, Inc. *                                      58
          13      Precise Software Solutions, LTD (Israel) *                 394
           8      SmartForce PLC, ADR (Ireland) *                            268
           7      Witness Systems, Inc. *                                     81
                                                                         -------
                                                                           1,831
                  COMPUTERS/COMPUTER HARDWARE -- 0.8%
           6      Certicom Corp. (Canada) *                                   17
           2      Mercury Computer Systems, Inc. *                            84
           2      Nuance Communications, Inc. *                               41
           5      Optimal Robotics Corp. (Canada) *                          171
                                                                         -------
                                                                             313
                  CONSTRUCTION -- 1.5%
           3      D.R. Horton, Inc.                                           72
          16      Encompass Services Corp.*                                  143
           8      Monaco Coach Corp. *                                       263
           8      National R.V. Holdings, Inc. *                             126
                                                                         -------
                                                                             604
                  CONSTRUCTION MATERIALS -- 1.5%
          11      Dal-Tile International, Inc. *                             197
           7      Elcor Corp.                                                144
          12      Universal Forest Products, Inc.                            272
                                                                         -------
                                                                             613
                  CONSUMER PRODUCTS -- 0.6%
           6      Alberto-Culver Co., Class B                                246

                  CONSUMER SERVICES -- 1.4%
           2      Albany Molecular Research, Inc. *                           84
           7      DiamondCluster International, Inc., Class A *               84
          38      Hooper Holmes, Inc.                                        386
                                                                         -------
                                                                             554


                      See notes to financial statements.

     SHARES       ISSUER                                                  VALUE
--------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                  ELECTRONICS/ELECTRICAL EQUIPMENT -- 4.9%
          14      Active Power, Inc. *                                   $   228
           9      Capstone Turbine Corp. *                                   202
           1      Coherent, Inc. *                                            25
           2      Cymer, Inc. *                                               44
          10      DDI Corp. *                                                202
           7      Garmin LTD *                                               152
          10      Gentex Corp. *                                             292
          10      Meade Instruments Corp. *                                   66
           6      Mettler-Toledo International, Inc.*                        238
           6      Millipore Corp.                                            353
           9      Power-One, Inc. *                                          148
                                                                         -------
                                                                           1,950
                  ENGINEERING SERVICES -- 0.8%
          29      McDermott International, Inc. *                            332

                  ENTERTAINMENT/LEISURE -- 2.1%
           6      American Classic Voyages Co. *                              19
           6      Anchor Gaming (Puerto Rico) *                              360
          10      Penn National Gaming Inc. *                                244
           7      Six Flags, Inc. *                                          148
           2      WMS Industries, Inc. *                                      74
                                                                         -------
                                                                             845
                  ENVIRONMENTAL SERVICES -- 0.4%
           4      Stericycle, Inc. *                                         178

                  FINANCIAL SERVICES -- 5.4%
          12      Allied Capital Corp.                                       287
           7      American Capital Strategies LTD                            191
          11      American Home Mortgage Holdings, Inc.                      131
           4      AmeriCredit Corp. *                                        192
           2      Bankunited Financial Corp., Ser. A*                         27
           7      Doral Financial Corp.                                      247
          12      Heller Financial, Inc.                                     491
           6      Instinet Group, Inc. *                                     107
          16      Medallion Financial Corp.                                  164
           4      MicroFinancial, Inc.                                        57
          20      Ocwen Financial Corp. *                                    210
           4      Waypoint Financial Corp.                                    55
                                                                         -------
                                                                           2,159

                  FOOD/BEVERAGE PRODUCTS -- 0.3%
           2      Suiza Foods Corp. *                                        104

                  HEALTH CARE/HEALTH CARE SERVICES -- 2.4%
           3      Bruker Daltonics, Inc. *                                    44
           6      Cyberonics, Inc. *                                          95
          10      i-STAT Corp. *                                             140
           4      LifePoint Hospitals, Inc. *                                195
           1      Molecular Devices Corp. *                                   22
           6      Physiometrix, Inc. *                                        17
          10      STAAR Surgical Co. *                                        50
          10      Triad Hospitals, Inc. *                                    298
           4      Unilab Corp.*                                               96
                                                                         -------
                                                                             957

                      See notes to financial statements.

     SHARES       ISSUER                                                  VALUE
--------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                  HOTELS/OTHER LODGING -- 1.1%
           5      Orient-Express Hotels LTD, Class A (Bermuda) *         $   101
          20      Station Casinos, Inc. *                                    321
                                                                         -------
                                                                             422
                  INSURANCE -- 3.5%
           4      American Physicians Capital, Inc. *                         78
           4      HCC Insurance Holdings, Inc.                                86
           1      MIIX Group, Inc.                                             4
           4      Odyssey Re Holdings Corp.*                                  65
           9      Protective Life Corp.                                      299
           4      RenaissanceRe Holdings LTD (Bermuda)                       311
           5      StanCorp Financial Group, Inc.                             218
           8      W.R. Berkley Corp.                                         315
                                                                         -------
                                                                           1,376
                  INTERNET SERVICES/SOFTWARE -- 5.3%
           9      Agile Software Corp. *                                     148
          10      Alloy Online, Inc. *                                       142
          24      Ameritrade Holding Corp., Class A *                        193
           6      Apropos Technology, Inc. *                                  15
          18      eSpeed, Inc., Class A *                                    387
          11      ibasis, Inc. *                                              54
           4      Internet Security Systems, Inc. *                          186
           3      Interwoven, Inc.*                                           52
           9      ITXC Corp. *                                                64
           8      MatrixOne, Inc. *                                          185
          13      NextCard, Inc. *                                           144
           5      Priceline.com, Inc.*                                        47
           5      Retek, Inc. *                                              244
           9      Saba Software, Inc. *                                      139
           3      SonicWALL, Inc.*                                            76
           2      SynQuest, Inc. *                                             9
          10      Tumbleweed Communications Corp. *                           36
                                                                         -------
                                                                           2,121
                  MACHINERY & ENGINEERING EQUIPMENT -- 1.3%
           8      Applied Industrial Technologies, Inc.                      144
           7      Flowserve Corp. *                                          218
           5      IDEX Corp.                                                 162
                                                                         -------
                                                                             524
                  MANUFACTURING -- 1.1%
           7      Concord Camera Corp. *                                      43
           6      Federal Signal Corp.                                       129
          15      GenTek, Inc.                                                81
           4      Roper Industries, Inc.                                     177
                                                                         -------
                                                                             430
                  METALS/MINING -- 2.2%
           8      Mueller Industries, Inc. *                                 249
           4      Precision Castparts Corp.                                  152
           5      Shaw Group, Inc. *                                         213
          14      Valmont Industries, Inc.                                   247
                                                                         -------
                                                                             861

                      See notes to financial statements.

     SHARES       ISSUER                                                  VALUE
--------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                  MULTI-MEDIA -- 1.1%
           8      Hearst - Argyle Television, Inc. *                     $   158
          11      Insight Communications Co., Inc. *                         273
                                                                         -------
                                                                             431
                  OIL & GAS -- 2.8%
           8      Abraxas Petroleum Corp. *                                   25
           7      Core Laboratories NV (Netherlands) *                       126
           7      Fmc Technologies, Inc.*                                    151
           6      Global Industries LTD *                                     76
           4      Gulf Island Fabrication, Inc. *                             58
           3      National-Oilwell, Inc.*                                     86
           9      Spinnaker Exploration Co. *                                350
           2      Stone Energy Corp. *                                        93
           3      W-H Enegry Services, Inc.*                                  61
           3      Westport Resources Corp. *                                  69
                                                                         -------
                                                                           1,095
                  PACKAGING -- 0.6%
          19      Pactiv Corp.*                                              251

                  PAPER/FOREST PRODUCTS -- 1.0%
           6      Aracruz Celulose SA, ADR (Brazil)                          117
          13      Buckeye Technologies, Inc. *                               181
          12      Caraustar Industries, Inc.                                 109
                                                                         -------
                                                                             407
                  PHARMACEUTICALS -- 5.8%
           4      Abgenix, Inc., #, *                                        188
           3      Accredo Health, Inc. *                                      95
           3      Adolor Corp. *                                              54
           3      Amylin Pharmaceuticals, Inc.                                34
           5      COR Therapeutics, Inc. *                                   149
           1      Durect Corp. *                                              18
           3      Gilead Sciences, Inc. *                                    157
           3      ImmunoGen, Inc. *                                           52
           6      Isis Pharmaceuticals, Inc. *                                71
           6      La Jolla Pharmaceutical Co. *                               64
          19      Ligand Pharmaceuticals, Inc. *                             210
           5      Medarex, Inc.                                              106
           8      Neurocrine Biosciences, Inc. *                             302
          17      Omnicare, Inc.                                             335
           2      OSI Pharmaceuticals, Inc., *                                87
           3      POZEN, Inc. *                                               51
           5      Praecis Pharmaceuticals, Inc. *                             83
           5      Priority Healthcare Corp., Ser. B *                        145
           2      Trimeris, Inc. *                                            80
                                                                         -------
                                                                           2,281
                  REAL ESTATE INVESTMENT TRUST -- 5.7%
           9      Annaly Mortgage Management, Inc.                           129
           2      Anthracite Capital, Inc.                                    18
           8      Centerpoint Properties Corp.                               386
          15      Cousins Properties, Inc.                                   410
           7      General Growth Properties, Inc.                            282
           4      Highwoods Properties, Inc.                                  99
           9      InnKeepers USA Trust                                       102
           5      Mission West Properties, Inc.                               58

                      See notes to financial statements.

     SHARES       ISSUER                                                  VALUE
--------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
          11      Prentiss Properties Trust                              $   277
          12      United Dominion Realty Trust, Inc.                         167
          11      Ventas, Inc.                                               117
           4      Weingarten Realty Investors                                174
                                                                         -------
                                                                           2,219
                  RESTAURANTS/FOOD SERVICES -- 0.9%
          12      AFC Enterprises, Inc. *                                    223
           2      California Pizza Kitchen, Inc. *                            49
           3      Jack in the Box, Inc. *                                     74
                                                                         -------
                                                                             346
                  RETAILING -- 4.0%
           5      Abercrombie & Fitch Co., Class A *                         238
           6      Cost Plus, Inc. *                                          186
           9      Genesco, Inc. *                                            289
           5      Hot Topic, Inc. *                                          140
           3      Linens `n Things, Inc. *                                    85
           4      Pacific Sunwear of California, Inc. *                       81
           8      School Specialty, Inc. *                                   207
           2      Talbots, Inc.                                               96
           7      Williams-Sonoma, Inc. *                                    261
                                                                         -------
                                                                           1,583
                  SEMI-CONDUCTORS -- 2.9%
           3      Asyst Technologies, Inc. (Puerto Rico) *                    37
           7      August Technology Corp. *                                   95
           4      Axcelis Technologies, Inc. *                                59
           6      AXT, Inc. *                                                174
           1      Cirrus Logic, Inc. *                                        26
           8      Exar Corp. *                                               160
           7      HI/FN, Inc. *                                              107
           9      Integrated Circuit Systems, Inc. *                         169
           1      Kopin Corp.                                                 12
           3      Lattice Semiconductor Corp. *                               81
           1      LTX Corp. *                                                 31
           3      Monolithic System Technology, Inc.*                         30
           2      Multilink Technology Corp.*                                 33
           1      Photronics, Inc., *                                         31
           2      PRI Automation, Inc. *                                      37
          13      Silicon Image, Inc. *                                       65
           1      Veeco Instruments, Inc. *                                   21
                                                                         -------
                                                                           1,168
                  SHIPPING/TRANSPORTATION -- 1.6%
          12      GATX Corp.                                                 484
          15      Willis Lease Finance Corp. *                               161
                                                                         -------
                                                                             645
                  STEEL -- 0.4%
           7      Reliance Steel & Aluminum                                  171

                  TELECOMMUNICATIONS -- 2.4%
          13      Advanced Fibre Communication, Inc. *                       263
          11      Boston Communications Group *                              158
          12      Corvis Corp. *                                              54
           4      Ectel LTD (Israel) *                                        59
          21      FLAG Telecom Holdings LTD (Bermuda) *                       74

                      See notes to financial statements.

     SHARES       ISSUER                                                  VALUE
--------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
           2      Oplink Communications, Inc. *                          $     9
           4      SBA Communications Corp. *                                  88
           9      Stratos Lightwave, Inc. *                                  117
          16      Turnstone Systems, Inc. *                                  114
           8      U.S. Wireless Corp. *                                       21
                                                                         -------
                                                                             957
                  TEXTILES -- 0.4%
           4      Mohawk Industries, Inc. *                                  157

                  TOYS & GAMES -- 0.5%
          10      JAKKS Pacific, Inc. *                                      187

                  TRANSPORTATION -- 1.1%
           2      C.H. Robinson Worldwide, Inc.                               50
           2      Forward Air Corp. *                                         60
          13      Werner Enterprises, Inc.                                   308
                                                                         -------
                                                                             418
                  UTILITIES -- 2.9%
           4      Allete, Inc.                                                89
          15      Atmos Energy Corp.                                         357
          16      Cleco Corp.                                                369
          12      CMS Energy Corp.                                           332
                                                                         -------
                                                                           1,147
                  --------------------------------------------------------------
                  Total Common Stock                                      36,118
                  (Cost $35,093)
                  --------------------------------------------------------------
     PRINCIPAL
      AMOUNT
                  CONVERTIBLE CORPORATE BOND -- 0.0%
                  ----------------------------------
                  ENTERTAINMENT/LEISURE -- 0.0%
        $  1      AMCV Capital Trust I, 7.00%, 02/15/15
                  (Cost $35)                                                   7
                  --------------------------------------------------------------
                  Total Long-Term Investments                             36,125
                  (Cost $35,128)
                                                                         -------
--------------------------------------------------------------------------------
       SHORT-TERM INVESTMENT -- 9.0%
--------------------------------------------------------------------------------
                  U.S. GOVERNMENT AGENCY SECURITY -- 9.0%
                  ---------------------------------------
       3,587      Federal Home Loan Bank, DN, 3.04%, 07/02/01
                  (Cost $3,587)                                            3,587
--------------------------------------------------------------------------------
                  Total Investments -- 100.0%                            $39,712
                  (Cost $38,715)
--------------------------------------------------------------------------------

                      See notes to financial statements.

                  -------------------------------------------------------------
                  J.P. Morgan INTERNATIONAL OPPORTUNITIES
                              PORTFOLIO

                  PORTFOLIO OF INVESTMENTS

As of June 30, 2001 (unaudited)
(Amounts in thousands)

      SHARES      ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- 95.9%
---------------------------------------------------------------------------------------------------
                  COMMON STOCK -- 94.1%
                  -------------------
                  AUSTRALIA -- 5.9%
          17      AMP LTD                                                              $  190
          15      Australia & New Zealand Banking Group LTD                               125
          30      Commonwealth Bank of Australia                                          528
          11      News Corp., LTD                                                         100
          96      Santos LTD                                                              318
         112      Southern Pacific Petroleum *                                             46
          55      WMC LTD                                                                 269
                                                                                 ------------------
                                                                                        1,576
                  BELGIUM -- 1.5%
          15      Interbrew SA                                                            401

                  BRAZIL -- 0.8%
           5      Companhia Brasileira de Distribuicao Grupo
                    Pao de Acucar, ADR                                                    120
           6      Tele Norte Leste Participacoes SA, ADR                                   93
                                                                                 ------------------
                                                                                          213
                  DENMARK -- 2.1%
          13      Novo-Nordisk A/S, Class B                                               574

                  FINLAND -- 0.9%
          23      Stora Enso OYJ, Class R                                                 244

                  FRANCE -- 6.1%
           3      Alcatel Optronics                                                        37
           5      BNP Paribas SA                                                          451
           1      Compagnie de Saint-Gobain                                                68
           2      Lafarge SA                                                              147
           2      Societe Generale, Class A                                               130
           0^     Total Fina Elf SA *                                                       0
           6      Total Fina Elf SA, Class B                                              795
                                                                                 ------------------
                                                                                        1,628
                  GERMANY -- 3.1%
          12      Commerzbank AG                                                          306
           4      Dresdner Bank AG                                                        201
           2      Merck KGaA                                                               76
           0^     Muenchener Rueckversicherungs AG                                        111
           3      Schering AG                                                             136
                                                                                 ------------------
                                                                                          830
                  HONG KONG -- 3.4%
         174      Cnooc LTD *                                                             165
         168      Hong Kong Electric Holdings                                             645
          12      Sun Hung Kai Properties LTD                                             108
                                                                                 ------------------
                                                                                          918
                  INDIA -- 1.2%
          20      Reliance Industries LTD, GDR, #                                         318

                  ISRAEL -- 0.4%
           2      Check Point Software Technologies LTD *                                  99

                               See notes to financial statements.

     SHARES       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------
                  ITALY -- 0.7%
          42      Unicredito Italiano SPA                                           $     178

                  JAPAN -- 17.8%
          14      Chugai Pharmaceutical Co., LTD                                          213
          29      Fujitsu LTD                                                             305
          41      Hitachi LTD                                                             403
          25      Matsushita Electric Industrial Co., LTD                                 391
          50      Minebea Co., LTD                                                        329
         119      Mitsubishi Chemical Corp.                                               319
          55      Mitsubishi Corp.                                                        443
          18      NEC Corp.                                                               243
           5      Promise Co., LTD                                                        429
          19      Ricoh Co., LTD                                                          411
           4      Shionogi & Co., LTD                                                      83
           5      Takeda Chemical Industries LTD                                          233
          26      Tostem Corp.                                                            428
          13      Welfide Corp.                                                           134
           0^     West Japan Railway Co.                                                  287
          17      Yamaha Motor Co., LTD                                                   140
                                                                                 ------------------
                                                                                        4,791
                  MEXICO -- 0.5%
         142      Grupo Financiero BBVA Bancomer SA de CV, Class O *                      140

                  NETHERLANDS -- 3.7%
           7      Aegon NV                                                                186
          10      Heineken Holding NV, Class A                                            312
          13      TNT Post Group NV                                                       261
           7      VNU NV                                                                  240
                                                                                 ------------------
                                                                                          999
                  PHILLIPINES -- 0.5%
         115      ABS-CBN Broadcasting Corp., ADR (Philippines)                            88
          73      First Phillipine Holdings Corp.                                          40
                                                                                 ------------------
                                                                                          128
                  RUSSIA -- 1.5%
           9      OAO Lukoil Holding, ADR                                                 413

                  SINGAPORE -- 0.9%
          23      Singapore Press Holdings                                                252

                  SOUTH KOREA -- 2.4%
          28      Hyundai Motor Co., LTD                                                  316
           4      LG Chemical Investment LTD, GDR, #, *                                    34
          16      LG Chemical LTD, GDR, #, *                                              209
           4      LG Household & Health Care LTD, GDR, #, *                                86
                                                                                 ------------------
                                                                                          645
                  SPAIN -- 6.0%
           4      Acerinox SA                                                             109
          34      Banco Bilbao Vizcaya Argentaria SA                                      444
          18      Endesa SA                                                               286
          20      Repsol YPF SA                                                           336
          35      Telefonica SA *                                                         436
                                                                                 ------------------
                                                                                        1,611

                               See notes to financial statements.

     SHARES       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------
                  SWEDEN -- 3.2%
          12      Skandia Forsakrings AB                                            $     110
          29      Skandinaviska Enskilda Banken AB, Class A                               274
          86      Telefonaktiebolaget LM Ericson AB, Class B                              469
                                                                                 ------------------
                                                                                          853
                  SWITZERLAND -- 7.8%
           0^     Compagnie Financiere Richemont AG, Class A                              486
           1      Credit Suisse Group                                                     123
           2      Nestle SA                                                               524
           0^     Swiss Reinsurance Co., ADR                                              138
           3      UBS AG                                                                  375
           1      Zurich Financial Services AG *                                          441
                                                                                 ------------------
                                                                                        2,087
                  TAIWAN -- 0.4%
          22      Compal Electronics, Inc., #, *                                          120

                  UNITED KINGDOM -- 22.3%
           4      Barclays PLC                                                            129
          22      BBA Group PLC                                                            78
          69      British Airways PLC                                                     333
          42      British American Tobacco PLC                                            318
          49      Cable & Wireless PLC                                                    289
         301      Corus Group PLC                                                         257
          20      GlaxoSmithkline PLC                                                     569
         125      Invensys PLC                                                            238
          58      P & O Princess Cruises PLC                                              300
          29      Reckitt Benckiser PLC                                                   424
          41      Reuters Group PLC                                                       526
          66      Royal & Sun Alliance Insurance Group PLC                                497
          59      Scottish Power PLC                                                      430
          55      South African Breweries PLC                                             418
         127      Tesco PLC                                                               456
         345      Vodafone Group PLC                                                      764
                                                                                 ------------------
                                                                                        6,026
                  UNITED STATES -- 0.1%
           3      JDS Uniphase LTD (Canada)                                                39

                  VENEZUELA -- 0.9%
          10      Compania Anonima Nacional Telefonos de
                    Venezuela, ADR                                                        234
                  ---------------------------------------------------------------------------------
                  Total Common Stock                                                   25,317
                  (Cost $27,829)
                  ---------------------------------------------------------------------------------

                               See notes to financial statements.

     SHARES       ISSUER                                                               VALUE
---------------------------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
---------------------------------------------------------------------------------------------------
                  PREFERRED STOCK -- 1.8%
                  ---------------------
                  AUSTRALIA -- 1.8%
          60      News Corp., LTD                                                   $     479
                  (Cost $537)
               ------------------------------------------------------------------------------------
                  Total Long-Term Investments                                          25,796
                  (Cost $28,366)
---------------------------------------------------------------------------------------------------
       SHORT-TERM INVESTMENTS -- 4.1%
---------------------------------------------------------------------------------------------------
    PRINCIPAL
     AMOUNT
                  U.S. TREASURY SECURITY -- 1.2%
                  ----------------------------
        $315      U.S. Treasury Bill, DN, 4.44%, 08/02/01@                                314
                  (Cost $314)
      Shares      MONEY MARKET FUND -- 2.9%
                  -----------------------
         782      Hamilton Money Fund                                                     782
                  (Cost $782)
               ------------------------------------------------------------------------------------
                  Total Short-Term Investments                                          1,096
                  (Cost $1,096)
---------------------------------------------------------------------------------------------------
                 Total Investments -- 100.0%                                          $26,892
                  (Cost $29,462)
---------------------------------------------------------------------------------------------------

   NUMBER                                                    ORIGINAL    NOTIONAL
     OF                                     EXPIRATION       NOTIONAL    VALUE AT      UNREALIZED
  CONTRACTS     DESCRIPTION                    DATE            VALUE      6/30/01     APPRECIATION
---------------------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING
             ------------------------
      3      TOPIX Index                  September, 2001      $312        $312           $--
      6      FT-SE 100 Index              September, 2001       477         477            --
     16      DJ Euro Stoxx 50             September, 2001       564         581            17

                               See notes to financial statements.

INDUSTRY                                                              % OF INVESTMENT SECURITIES
---------------------------------------------------------------------------------------------------
Banking                                                                                    12.8%
Food/Beverage Products                                                                      7.8%
Electronics/Electrical Equipment                                                            7.7%
Oil & Gas                                                                                   7.7%
Pharmaceuticals                                                                             7.5%
Telecommunications                                                                          6.9%
Insurance                                                                                   5.5%
Multi-Media                                                                                 4.5%
Utilities                                                                                   4.1%
Chemicals                                                                                   3.1%
Money Market Fund                                                                           2.9%
Consumer Products                                                                           2.8%
Construction Materials                                                                      2.4%
Financial Services                                                                          2.3%
Retailing                                                                                   2.3%
Manufacturing                                                                               2.1%
Transportation                                                                              2.0%
Other (below 2%)                                                                           15.6%
---------------------------------------------------------------------------------------------------
          Total                                                                           100.0%
---------------------------------------------------------------------------------------------------


*         -- Non-income producing security.
^         -- Share amounts round to less than a thousand.
#         -- Security may only be sold to qualified institutional buyers.
+         -- All or a portion of this security is segregated for TBA, when issued or delayed delivery securities.
@         -- All or a portion of this security is segregated for futures contracts.
ADR       -- American Depositary Receipt.
DN        -- Discount Note. The rate shown is the effective yield at the time of purchase.
FRN       -- Floating Rate Note. The maturity date is the actual maturity date;
             the rate shown is the rate in effect as of June 30, 2001.
GDR       -- Global Depositary Receipt.
SUB       -- Step-up Bond. The maturity date shown is the earlier of the call date or the maturity date; the rate shown is the rate in effect as of June 30, 2001.
TBA       -- To be announced.

                               See notes to financial statements.

-------------------------------------------------------------------------------
JPMORGAN FUNDS
STATEMENT OF ASSETS AND LIABILITIES As of June 30, 2001 (unaudited)
(Amounts in thousands, except per share amounts)

                                                           U.S.
                                                        DISCIPLINED     SMALL      INTERNATIONAL
                                               BOND       EQUITY       COMPANY     OPPORTUNITIES
                                             PORTFOLIO   PORTFOLIO    PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at
      value (Note 1)                           $100,904    $61,021      $39,712       $26,892
      Other assets                                   10          2            2             1
      Receivables:
         Investment securities sold               7,698        481          397            63
         Open forward currency contracts            183         --           --           379
         Interest and dividends                     942         58           21            50
         Foreign tax reclaim                         --         --           --            51
         Fund shares sold                            11         39           53            27
         Expense reimbursements                      --         --           --             5
         Variation margin on
         futures contracts                           --          2           --            27
------------------------------------------------------------------------------------------------
             Total Assets                       109,748     61,603       40,185        27,495
------------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
         Investment securities purchased         24,887        482          681           104
         Fund shares redeemed                         1          3            2            --
         To custodian                                --         --            1           122
         Open forward currency contracts             --         --           --           329
         Variation margin on futures
         contracts                                    1         --           --            --
      Accrued liabilities: (Note 2)
         Investment advisory fees                    21         18           18            14
         Administrative services fees                15          3            2             1
         Custodian fees                               6          9           20            41
         Other                                       52         42           37            44
------------------------------------------------------------------------------------------------
             Total Liabilities                   24,983        557          761           655
------------------------------------------------------------------------------------------------
NET ASSETS:
      Paid in capital                            82,186     67,633       39,401        31,802
      Accumulated undistributed
      net investment income                       2,476        130           41           100
      Accumulated net realized loss on
      investment, foreign currency and
      futures transactions                         (221)    (4,512)      (1,015)       (2,554)
      Net unrealized appreciation
      (depreciation) of investment, foreign
      currency and futures contracts                324     (2,205)         997        (2,508)
------------------------------------------------------------------------------------------------
             Net Assets                        $ 84,765    $61,046      $39,424       $26,840
------------------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding
    (no par value; unlimited number of
    shares authorized)                            7,189      4,333        2,777         2,775
    Net Asset Value, redemption and
    offering price per share                   $  11.79    $ 14.09      $ 14.20       $  9.67
------------------------------------------------------------------------------------------------
    Cost of Investments                        $100,803    $63,230      $38,715       $29,462
================================================================================================

                     See notes to financial statements.

                                                           U.S.
                                                        DISCIPLINED     SMALL      INTERNATIONAL
                                               BOND       EQUITY       COMPANY     OPPORTUNITIES
                                             PORTFOLIO   PORTFOLIO    PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Interest                                   $2,780      $   26       $  78         $   37
      Dividend                                        3         349         148            379
      Foreign taxes withheld                         --          (3)         --            (45)
------------------------------------------------------------------------------------------------
             Total Investment Income              2,783         372         226            371
------------------------------------------------------------------------------------------------
    EXPENSES: (Note 2)
      Investment advisory fees                      123         100         100             83
      Administration services fees                   73          17          10              8
      Accounting fees                                17          15          15             25
      Custodian fees                                 15          24          29             54
      Printing fees                                   4           6           5              5
      Professional fees                              17          16          14             16
      Transfer agent fees                             8           8           8              8
      Trustees' fees                                 22          14           6              7
      Other                                          28          42           4              4
------------------------------------------------------------------------------------------------
             Total Expenses                         307         242         191            210
------------------------------------------------------------------------------------------------
      Less expense reimbursements                    --          --          --             45
------------------------------------------------------------------------------------------------
             Net Expenses                           307         242         191            165
------------------------------------------------------------------------------------------------
               Net Investment Income              2,476         130          35            206
------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on:
      Investments                                 1,207      (2,534)       (381)        (2,099)
      Futures transactions                          162         (64)         --              4
      Foreign exchange transactions                  12          --          --            (26)
      Change in net unrealized
      appreciation/depreciation of:
      Investments                                (1,852)       (873)        213         (1,573)
      Futures transactions                          (79)          7          --             20
      Foreign exchange translations                 178          --          --             45
------------------------------------------------------------------------------------------------
      Net realized and unrealized loss on
      investments, futures and
      foreign exchange transactions                (372)     (3,464)       (168)        (3,629)
------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
      assets from operations                     $2,104     $(3,334)      $(133)       $(3,423)
================================================================================================

                     See notes to financial statements.


                                                                                          U.S. DISCIPLINED
                                                                  BOND PORTFOLIO          EQUITY PORTFOLIO
                                                               --------------------      --------------------
                                                               1/1/01        YEAR        1/1/01        YEAR
                                                               THROUGH       ENDED       THROUGH       ENDED
                                                               6/30/01     12/31/00      6/30/01     12/31/00
---------------------------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income                                   $   2,476   $   4,315    $     130    $     275
      Net realized gain (loss) on investment, futures
      and foreign exchange transactions                           1,381        (182)      (2,598)      (1,746)
      Change in net unrealized appreciation/
      depreciation of investments, futures contracts
      and foreign exchange translations                          (1,753)      3,327         (866)      (4,468)
---------------------------------------------------------------------------------------------------------------
          Increase (decrease) in net assets from
          operations                                              2,104        7,460       (3,334)     (5,939)
---------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                      (1,209)     (4,784)         (56)        (327)
      Net realized gain on investment transactions                   --          --           --       (1,245)
---------------------------------------------------------------------------------------------------------------
          Total distributions to shareholders                    (1,209)     (4,784)         (56)      (1,572)
---------------------------------------------------------------------------------------------------------------
    INCREASE FROM CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares issued                                26,205      34,527       13,884       30,495
      Dividends reinvested                                        1,209       4,784           56        1,572
      Cost of shares redeemed                                   (22,222)    (29,527)      (5,297)      (8,247)
---------------------------------------------------------------------------------------------------------------
    Increase from capital share transactions                      5,192       9,784        8,643       23,820
---------------------------------------------------------------------------------------------------------------
          Total increase (decrease) in net assets                 6,087      12,460        5,253       16,309
    NET ASSETS:
      Beginning of period                                        78,678      66,218       55,793       39,484
---------------------------------------------------------------------------------------------------------------
      End of period                                            $ 84,765    $ 78,678      $61,046      $55,793
===============================================================================================================
    SHARE TRANSACTIONS:
      Issued (including shares issued for stock split)
      (Note 1)                                                    2,211       3,032          965        1,873
      Reinvested                                                    104         418            3           98
      Redeemed                                                   (1,882)     (2,590)        (379)        (503)
---------------------------------------------------------------------------------------------------------------
      Change in shares                                              433         860          589        1,468
===============================================================================================================

                                                                                             INTERNATIONAL
                                                                   SMALL COMPANY             OPPORTUNITIES
                                                                     PORTFOLIO                 PORTFOLIO
                                                               -------------------       --------------------
                                                               1/1/01        YEAR        1/1/01        YEAR
                                                               THROUGH       ENDED       THROUGH       ENDED
                                                               6/30/01     12/31/00      6/30/01     12/31/00
---------------------------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income                                    $     35    $    83       $   206      $   167
      Net realized gain (loss) on investment, futures
      and foreign exchange transactions                            (381)      (599)       (2,121)         769
      Change in net unrealized appreciation/
      depreciation of investments, futures contracts
      and foreign exchange translations                             213     (3,105)       (1,508)      (5,133)
---------------------------------------------------------------------------------------------------------------
          Increase (decrease) in net assets from
          operations                                               (133)    (3,621)       (3,423)      (4,197)
---------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                         (14)        (51)          --          (67)
      Net realized gain on investment transactions                   --        (645)        (804)        (593)
---------------------------------------------------------------------------------------------------------------
          Total distributions to shareholders                       (14)       (696)        (804)        (660)
---------------------------------------------------------------------------------------------------------------
    INCREASE FROM CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares issued                                11,047      30,373       46,769       46,973
      Dividends reinvested                                           14         696          804          660
      Cost of shares redeemed                                    (4,468)    (10,199)     (44,286)     (37,300)
---------------------------------------------------------------------------------------------------------------
    Increase from capital share transactions                      6,593      20,870        3,287       10,333
---------------------------------------------------------------------------------------------------------------
          Total increase (decrease) in net assets                 6,446      16,553         (940)       5,476
    NET ASSETS:
      Beginning of period                                        32,978      16,425       27,780       22,304
---------------------------------------------------------------------------------------------------------------
      End of period                                             $39,424    $ 32,978      $26,840      $27,780
===============================================================================================================
    SHARE TRANSACTIONS:
      Issued (including shares issued for stock split)
      (Note 1)                                                      829       1,881        4,620        3,693
      Reinvested                                                      1          48           80           59
      Redeemed                                                     (346)       (618)      (4,373)      (2,917)
---------------------------------------------------------------------------------------------------------------
      Change in shares                                              484       1,311          327          835
===============================================================================================================

                     See notes to financial statements.

THE PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2001


1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- J.P. Morgan Bond Portfolio ("BP"), J.P. Morgan U.S. Disciplined Equity Portfolio ("USDEP"), J.P. Morgan Small Company Portfolio ("SCP"), and the J.P. Morgan International Opportunities Portfolio ("IOP") (collectively the "Portfolios"), are the four portfolios comprising J.P. Morgan Series Trust II (the "Trust"). The Trust is registered under the Investment Act of 1940 (the "1940 Act") as amended, as a diversified, open-end management investment company. The Portfolios are each a separate series of the Trust.

Portfolio shares are offered only to separate accounts of Participating Insurance Companies and Eligible Plans. Individuals may not purchase shares directly from the Portfolios.

THE FOLLOWING IS A SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES OF THE
PORTFOLIOS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts may differ from those estimates.

     A. VALUATION OF INVESTMENTS -- Securities traded on principal securities exchanges are valued at the last reported sales price, or at the mean of the latest bid and asked prices when no last sales price is available. Securities traded over-the counter and certain foreign securities are valued at the last quoted bid price from a market maker or dealer. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

     Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

     B. FUTURES CONTRACTS -- The Portfolios may enter into futures contracts in order to hedge existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Portfolios are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Portfolios. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Portfolios will recognize a gain or loss when the contract is closed or expires.

     C. FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates and are reported in the Statement of Operations.

     Although the net assets of the Portfolios are presented at the exchange rates and market values prevailing at the end of the period, the Portfolios do not isolate the portion of the results of operations arising from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

     D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolios may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency, to manage the Portfolios' exposure to foreign currency exchange fluctuations or to adjust the Portfolios' exposure relative to the benchmark. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolios and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The Portfolios bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

     E. COMMITMENTS -- BP may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risks exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest.

     F. SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

     G. INVESTMENT INCOME -- Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or as of the time the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

     H. EXPENSES -- Expenses incurred by the Trust with respect to any two or more Portfolios in the Trust are allocated in proportion to the net assets of each Portfolio in the Trust, except where allocations of direct expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.

     I. FEDERAL INCOME TAXES -- It is the Porfolios' policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes. The Porfolios are also segregated portfolios of assets for insurance purposes and intend to comply with the diversification requirements of Subchapter L of the code.

     J. FOREIGN TAXES -- The Portfolios may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolios will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. ADVISORY-- The Portfolios have an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan Chase & Co. Under the terms of the agreement, BP, USDEP, SCP, and IOP pay JPMIM at an annual rate of 0.30%, 0.35%, 0.60%, and 0.60%, respectively, of the Portfolio's average daily net assets.

     B. ADMINISTRATIVE SERVICES -- The Portfolios have an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the Portfolios. Under the Services Agreement, the Portfolios have agreed to pay Morgan a fee on the following, if total expenses of the Portfolios excluding the advisory fees, exceed the expense limit of 0.45%, 0.50%, 0.55% and 0.60% for the BP, USDEP, SCP, IOP, respectively, of the average daily net assets of each Portfolio, Morgan will reimburse the respective Portfolio for the excess expense amount and receive no fee. Should the expenses be less than the expense limit, Morgan's fee would be limited to the difference between such expenses and the fees calculated under the Services Agreement.

     C. ADMINISTRATION -- Prior to May 1, 2001, the Portfolios retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator for the Portfolios. Under a Co-Administration Agreement between FDI and the Portfolios, FDI provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolios and paid the compensation of the Portfolios' officers affiliated with FDI. The Portfolios agreed to each pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolios was determined by the proportionate share that its net assets bear to the net assets of the Trusts and certain other investment companies for which FDI provides similar services.

     Effective May 1, 2001, BISYS Fund Services, L.P., ("BISYS") has been named as the Funds' Sub-Administrator. FDI will no longer serve as the Portfolios' Co-Administrator. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to Morgan as Administrator.

     On April 11, 2001, The BISYS Group Inc., completed its acquisition of Boston Institutional Group, the parent company of FDI.

     D. TRUSTEES -- Each Trustee receives an aggregate annual fee of $20,000 for serving on the boards of the Trust and other registered investment companies in which they invest. The Trustees' fees and expenses shown in the financial statements represent the Portfolio's allocated portion of the total Trustees' fees and expenses.

3.   FEDERAL INCOME TAXES

For Federal income tax purposes, the cost and net unrealized appreciation (depreciation) of investment securities at June 30, 2001 were (in thousands):

                                         BP              USDEP              SCP              IOP
---------------------------------------------------------------------------------------------------
    Aggregate cost                     $100,803         $63,230           $38,715          $29,462
                                       --------         -------           -------          -------
    Gross unrealized appreciation         1,252           4,675             4,975            1,198
    Gross unrealized depreciation        (1,151)         (6,884)           (3,978)          (3,768)
                                       --------         -------           -------          -------
    Net unrealized appreciation
    (depreciation)                     $    101         $(2,209)          $   997          $(2,570)
                                       ========         =======           =======          =======

4.   INVESTMENT TRANSACTIONS

During the six-months ended June 30, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                                         BP              USDEP              SCP              IOP
---------------------------------------------------------------------------------------------------
    Purchases (excluding U.S.
    Government securities)             $134,709         $23,577           $19,401          $13,359
    Sales (excluding U.S.
    Government securities)              132,019          13,382            13,884           10,296

5.   OPEN FORWARD FOREIGN CURRENCY CONTRACTS

The following forward foreign currency contracts were open at June 30, 2001 (in thousands):

                                              BOND PORTFOLIO
----------------------------------------------------------------------------------------------------
  CONTRACT                           CONTRACT                                           UNREALIZED
   AMOUNT                             AMOUNT                           SETTLEMENT       GAIN/(LOSS)
  PURCHASED         CURRENCY           SOLD           CURRENCY            DATE              USD
----------------------------------------------------------------------------------------------------
UNREALIZED GAIN
---------------
      4,739               USD           5,386               EUR           08/15/01             $183
----------------------------------------------------------------------------------------------------

                                INTERNATIONAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------
  CONTRACT                           CONTRACT                                           UNREALIZED
   AMOUNT                             AMOUNT                           SETTLEMENT       GAIN/(LOSS)
  PURCHASED         CURRENCY           SOLD           CURRENCY            DATE              USD
----------------------------------------------------------------------------------------------------
UNREALIZED GAIN
---------------
      1,642               CAD           1,061               USD           08/22/01             $ 20
        200               EUR          20,076               JPY           08/22/01                7
        200               EUR          20,241               JPY           08/22/01                6
      1,040               EUR             877               USD           08/22/01                3
        210               GBP             290               USD           08/22/01                5
        100               GBP             137               USD           08/22/01                3
        380               GBP             530               USD           08/22/01                4
        420               USD             480               EUR           08/22/01               14
        681               USD           1,184               CHF           08/22/01               21
      1,205               USD           2,282               AUD           08/22/01               48
        774               USD             543               GBP           08/22/01               11
        836               USD             950               EUR           08/22/01               32
        181               USD           1,861               SEK           08/22/01               11
        326               USD           2,769               DKK           08/22/01               12
         52               USD              93               SGD           08/22/01                1
        254               USD           1,983               HKD           08/22/01               --
        250               USD          30,365               JPY           08/22/01                5
        310               USD           3,211               SEK           08/22/01               14
        546               USD             630               EUR           08/22/01               13
        280               USD          34,009               JPY           08/22/01                6
        763               USD             890               EUR           08/22/01               10
        324               USD             230               GBP           08/22/01                2
        454               USD             530               EUR           08/22/01                6
        380               USD          45,340               JPY           08/22/01               14
        503               USD          60,000               JPY           08/22/01               19
      1,362               USD           1,590               EUR           08/22/01               18
        220               USD             391               CHF           08/22/01                2
        999               USD           1,180               EUR           08/22/01                1
        949               USD           1,120               EUR           08/22/01                2
        420               USD          50,805               JPY           08/22/01               10
      1,453               USD           1,680               EUR           08/22/01               32
        560               USD          67,850               JPY           08/22/01               13
         13               USD           1,589               JPY           08/22/01               --
         32               USD           3,919               JPY           08/22/01                1
         35               USD           4,301               JPY           08/22/01               --
        100               USD          12,350               JPY           08/22/01                1

                                      51

                               INTERNATIONAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------
  CONTRACT                           CONTRACT                                           UNREALIZED
   AMOUNT                             AMOUNT                           SETTLEMENT       GAIN/(LOSS)
  PURCHASED         CURRENCY           SOLD           CURRENCY            DATE              USD
----------------------------------------------------------------------------------------------------
UNREALIZED GAIN
---------------
        100               USD          12,346               JPY           08/22/01             $  1
        439               USD             510               EUR           08/22/01                8
        240               USD             170               GBP           08/22/01                1
        145               USD             170               EUR           08/22/01                1
        245               USD          30,293               JPY           08/22/01                1
        144               USD             170               EUR           08/22/01               --
                                                                                               ----
                                                                                               $379
                                                                                               ====
UNREALIZED LOSS
---------------
         58               AUD              30               USD           07/02/01             $ (1)
         40               EUR              34               USD           07/02/01               --
        520               CHF             298               USD           08/22/01               (8)
        790               EUR             697               USD           08/22/01              (29)
      3,261               EUR           2,869               USD           08/22/01             (111)
      1,490               EUR           1,306               USD           08/22/01              (45)
        670               EUR             575               USD           08/22/01               (8)
      1,120               EUR             955               USD           08/22/01               (8)
        200               EUR             171               USD           08/22/01               (2)
        400               EUR             338               USD           08/22/01               --
        270               EUR             230               USD           08/22/01               (2)
        123               EUR             105               USD           08/22/01               (1)
         47               EUR              40               USD           08/22/01               --
        430               EUR             367               USD           08/22/01               (3)
        420               EUR             355               USD           08/22/01               --
        320               EUR             274               USD           08/22/01               (3)
      1,340               EUR           1,143               USD           08/22/01               (9)
        510               EUR             438               USD           08/22/01               (7)
        435               EUR             375               USD           08/22/01               (6)
        310               EUR             262               USD           08/22/01               --
        230               GBP             328               USD           08/22/01               (5)
        270               GBP             381               USD           08/22/01               (2)
     34,253               JPY             280               USD           08/22/01               (4)
    122,911               JPY           1,009               USD           08/22/01              (18)
     72,128               JPY             590               USD           08/22/01               (8)
     47,628               JPY             400               USD           08/22/01              (16)
     38,131               JPY             320               USD           08/22/01              (13)

                                INTERNATIONAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------
  CONTRACT                           CONTRACT                                           UNREALIZED
   AMOUNT                             AMOUNT                           SETTLEMENT       GAIN/(LOSS)
  PURCHASED         CURRENCY           SOLD           CURRENCY            DATE              USD
----------------------------------------------------------------------------------------------------
UNREALIZED LOSS
---------------
     47,110               JPY             390               USD           08/22/01            $ (10)
        329               USD             240               GBP           08/22/01               (8)
        575               USD             410               GBP           08/22/01               (1)
        245               USD          30,406               JPY           08/22/01               --
        220               USD             260               EUR           08/22/01               (1)
                                                                                              -----
                                                                                              $(329)
                                                                                              =====

AUD --  Australian Dollar                             GBP  --   British Pound
CAD --  Canadian Dollar                               HKD  --   Hong Kong Dollar
CHF --  Swiss Franc                                   JPY  --   Japanese Yen
DKK --  Danmark Kroner                                SEK  --   Swedish Krona
EUR --  Euro                                          SGD  --   Singapore Dollar

6.   CONCENTRATIONS

The Portfolios may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Portfolios to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

7.   CORPORATE EVENT

The merger of J.P. Morgan & Co. Incorporated, the former parent company of the Portfolios' Advisor, JPMIM, with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. is the new parent company of JPMIM, which continues to serve as the Portfolios' Advisor.

JPMORGAN FUNDS
FINANCIAL HIGHLIGHTS (unaudited)

                                                                                           BOND PORTFOLIO
                                                                     -------------------------------------------------------------
                                                                        1/1/01              YEAR ENDED DECEMBER 31,
                                                                        THROUGH      ---------------------------------------------
                                                                        6/30/01      2000      1999      1998      1997      1996
                                                                        -------      ----      ----      ----      ----      ----
Per share operating performance:
Net asset value, beginning of period                                     $11.65      $11.23    $11.67    $11.29    $10.65   $10.91
                                                                         ------      ------    ------    ------    ------   ------
Income from investment operations:
  Net investment income                                                    0.34        0.65      0.40      0.45      0.68@    0.47
  Net gains or losses in securities (both realized and unrealized)        (0.03)       0.52     (0.53)     0.45      0.31    (0.25)
                                                                         ------      ------    ------    ------    ------   ------
    Total from investment operations                                       0.31        1.17     (0.13)     0.90      0.99     0.22
                                                                         ------      ------    ------    ------    ------   ------
Distributions to shareholders from:
  Dividends from net investment income                                     0.17        0.75      0.27      0.39      0.27     0.47
  Distributions from capital gains                                           --          --      0.04      0.13      0.08     0.01
                                                                         ------      ------    ------    ------    ------   ------
    Total dividends and distributions                                      0.17        0.75      0.31      0.52      0.35     0.48
                                                                         ------      ------    ------    ------    ------   ------
Net asset value, end of period                                           $11.79      $11.65    $11.23    $11.67    $11.29   $10.65
                                                                         ======      ======    ======    ======    ======   ======
Total return                                                               2.68%      10.54%    (1.13%)    8.01%     9.38%    2.09%
Ratios/supplemental data:
  Net assets, end of period (millions)                                   $   85      $   79    $   66    $   33    $   16   $    3
Ratios to average net assets: #
  Expenses                                                                 0.75%       0.75%     0.75%     0.75%     0.75%    0.75%
  Net investment income                                                    6.06%       5.98%     5.36%     5.39%     6.20%    5.91%
  Expenses without reimbursements                                          0.75%       0.75%     0.75%     1.02%     1.91%    2.18%
  Net investment income without reimbursements                             6.06%       5.98%     5.36%     5.12%     5.04%    4.48%
Portfolio turnover rate                                                     144%        565%      479%      179%      184%     198%
-----------------------------------------------------------------------------------------------------------------------------------

  @ Based on the average number of shares outstanding throughout the year.
    Short periods have been annualized.



See notes to financial statements.

                                                                                     U.S. DISCIPLINED EQUITY PORTFOLIO
                                                                       ------------------------------------------------------------
                                                                       1/1/01                 YEAR ENDED DECEMBER 31,
                                                                       THROUGH      -----------------------------------------------
                                                                       6/30/01      2000       1999      1998      1997     1996
                                                                       -------      ----       ----      ----      ----     ----
Per share operating performance:
Net asset value, beginning of period                                    $14.90      $ 17.35    $15.84    $14.33    $13.68   $12.63
                                                                        ------      -------    ------    ------    ------   ------
Income from investment operations:
  Net investment income                                                   0.03         0.07      0.09      0.10      0.11     0.20
  Net gains or losses in securities (both realized and unrealized)       (0.83)       (1.93)     2.80      3.15      3.51     2.44
                                                                        ------      -------    ------    ------    ------   ------
    Total from investment operations                                     (0.80)       (1.86)     2.89      3.25      3.62     2.64
                                                                        ------      -------    ------    ------    ------   ------
Distributions to shareholders from:
  Dividends from net investment income                                    0.01         0.10      0.06      0.09      0.11     0.20
  Distributions from capital gains                                          --         0.49      1.32      1.65      2.86     1.39
                                                                        ------      -------    ------    ------    ------   ------
    Total dividends and distributions                                     0.01         0.59      1.38      1.74      2.97     1.59
                                                                        ------      -------    ------    ------    ------   ------
Net asset value, end of period                                          $14.09      $ 14.90    $17.35    $15.84    $14.33   $13.68
                                                                        ======      =======    ======    ======    ======   ======
Total return                                                             (5.34%)     (10.98%)   18.54%    23.28%    27.50%   21.14%
Ratios/supplemental data:
  Net assets, end of period (millions)                                  $   61      $    56    $   39    $   19    $    9   $    5
Ratios to average net assets: #
  Expenses                                                                0.85%        0.85%     0.87%     0.90%     0.90%    0.90%
  Net investment income                                                   0.46%        0.57%     0.74%     0.81%     0.75%    1.49%
  Expenses without reimbursements                                         0.85%        0.85%     0.87%     1.48%     2.31%    2.13%
  Net investment income without reimbursements                            0.46%        0.57%     0.74%     0.23%    (0.66%)   0.26%
Portfolio turnover rate                                                     23%          64%      104%       82%      119%      90%
-----------------------------------------------------------------------------------------------------------------------------------

 # Short periods have been annualized.



See notes to financial statements.

                                                                                       SMALL COMPANY PORTFOLIO
                                                                        ----------------------------------------------------------
                                                                        1/1/01                  YEAR ENDED DECEMBER 31,
                                                                        THROUGH     ----------------------------------------------
                                                                        6/30/01     2000       1999      1998      1997      1996
                                                                        -------     ----       ----      ----      ----      ----
Per share operating performance:
Net asset value, beginning of period                                    $14.38      $ 16.73    $11.86    $13.09    $12.53   $11.83
                                                                        ------      -------    ------    ------    ------   ------
Income from investment operations:
  Net investment income                                                   0.01         0.03     --         0.03      0.04     0.06
  Net gains or losses in securities (both realized and unrealized)       (0.18)       (1.93)     5.23     (0.74)     2.53     2.43
                                                                        ------      -------    ------    ------    ------   ------
    Total from investment operations                                     (0.17)       (1.90)     5.23     (0.71)     2.57     2.49
                                                                        ------      -------    ------    ------    ------   ------
Distributions to shareholders from:
  Dividends from net investment income                                    0.01         0.02      0.01      0.02      0.04     0.06
  Distributions from capital gains                                          --         0.43      0.35      0.50      1.97     1.73
                                                                        ------      -------    ------    ------    ------   ------
    Total dividends and distributions                                     0.01         0.45      0.36      0.52      2.01     1.79
                                                                        ------      -------    ------    ------    ------   ------
Net asset value, end of period                                          $14.20      $ 14.38    $16.73    $11.86    $13.09   $12.53
                                                                        ======      =======    ======    ======    ======   ======
Total return                                                             (1.21%)     (11.32%)   44.39%    (5.51%)   22.50%   21.74%
Ratios/supplemental data:
  Net assets, end of period (millions)                                  $   39      $    33    $   16    $    7    $    5   $    4
Ratios to average net assets: #
  Expenses                                                                1.15%        1.15%     1.15%     1.15%     1.15%    1.15%
  Net investment income                                                   0.21%        0.30%     0.07%     0.28%     0.28%    0.54%
  Expenses without reimbursements                                         1.15%        1.32%     2.57%     3.43%     3.81%    2.69%
  Net investment income without reimbursements                            0.21%        0.13%    (1.35%)   (2.00%)   (2.38%)  (1.00%)
Portfolio turnover rate                                                     40%         105%      121%       67%       85%     144%
------------------------------------------------------------------------------------------------------------------------------------

# Short periods have been annualized.


See notes to financial statements.

                                                                               INTERNATIONAL OPPORTUNITIES PORTFOLIO
                                                                     ------------------------------------------------------------
                                                                     1/1/01                  YEAR ENDED DECEMBER 31,
                                                                     THROUGH      -----------------------------------------------
                                                                     6/30/01        2000      1999      1998      1997     1996
                                                                     --------       ----      ----      ----      ----     ----
Per share operating performance:
Net asset value, beginning of period                                  $ 11.35      $ 13.83    $10.52    $10.60    $11.73   $10.86
                                                                      -------      -------    ------    ------    ------   ------
Income from investment operations:
  Net investment income                                                  0.08        (0.01)     0.11      0.14      0.15     0.20
  Net gains or losses in securities (both realized and unrealized)      (1.50)       (2.18)     3.71      0.40      0.44     1.23
                                                                      -------      -------    ------    ------    ------   ------
    Total from investment operations                                    (1.42)       (2.19)     3.82      0.54      0.59     1.43
                                                                      -------      -------    ------    ------    ------   ------
Distributions to shareholders from:
  Dividends from net investment income                                     --         0.04      0.11      0.16      0.41     0.09

  Distributions from capital gains in excess of net realized gain        0.26         0.25      0.40      0.46      1.31     0.47
                                                                      -------      -------    ------    ------    ------   ------
    Total dividends and distributions                                    0.26         0.29      0.51      0.62      1.72     0.56
                                                                      -------      -------    ------    ------    ------   ------
Net asset value, end of period                                        $  9.67      $ 11.35    $13.83    $10.52    $10.60   $11.73
                                                                      ========     =======    ======    ======    ======   ======
Total return                                                           (12.58%)     (15.84%)   36.66%     4.73%     5.43%   13.12%
Ratios/supplemental data:
  Net assets, end of period (millions)                                $    27      $    28    $   22    $   10    $    7   $    6
Ratios to average net assets: #
  Expenses                                                               1.20%        1.20%     1.20%     1.20%     1.20%    1.20%
  Net investment income                                                  1.50%        0.65%     0.85%     0.44%     0.88%    1.25%
  Expenses without reimbursements                                        1.53%        1.73%     1.98%     3.26%     4.25%    3.18%
  Net investment income without reimbursements                           1.17%        0.12%     0.07%    (1.62%)   (2.17%)  (0.73%)
Portfolio turnover rate                                                    38%          88%       66%      127%      149%      71%
-----------------------------------------------------------------------------------------------------------------------------------

# Short periods have been annualized.

See notes to financial statements.

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JPMORGAN SERIES TRUST II PORTFOLIOS
SEMI-ANNUAL REPORT


INVESTMENT ADVISOR
J.P. Morgan Investment Management, Inc.

ADMINISTRATOR AND SHAREHOLDER AND FUND SERVICING AGENT
Morgan Guaranty Trust Company of New York

CUSTODIAN
The Bank of New York

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Sullivan & Cromwell

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP


JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.


This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.


The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.


To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.





                      JPMorgan Funds Fulfillment Center
                              393 Manley Street
                       West Bridgewater, MA 02379-1039

      (C) J.P. Morgan Chase & Co., 2001 All Rights Reserved. July 2001


SANHM-ST2P-801